File No. 33-44186
                                                                        811-6485




                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      |_|

    Pre-Effective Amendment No.                                              |_|

    Post-Effective Amendment No.  17                                         |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              |_|

    Amendment No.  19                                                        |X|



                  SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.
               (Exact name of registrant as specified in charter)



                   100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive office)

     Registrant's Telephone Number: 212-850-1864 or Toll Free: 800-221-2450



      THOMAS G. ROSE, Treasurer, 100 Park Avenue, New York, New York 10017
                    (Name and address of agent for service)




It is proposed that this filing will become effective (check appropriate box):

|_| immediately upon filing pursuant to paragraph (b) of rule 485

|X| on November 1, 1995 pursuant to paragraph (b) of rule 485

|_| 60 days after filing pursuant to paragraph (a)(i) of rule 485

|_| on (date) pursuant to paragraph (a)(i) of rule 485

|_| 75 days after filing pursuant to paragraph (a)(ii) of rule 485

|_| on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1) and a Rule 24f-1 Notice for Registrant's most recent fiscal year was filed with the Commission on December 21, 1994

                                                               File No. 33-44186
                                                                        811-6485

                  SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.
                        POST-EFFECTIVE AMENDMENT NO. 16
                             CROSS REFERENCE SHEET
                            Pursuant to Rule 481 (a)

Form N-1A Part A-Item No.                            Location in Prospectus
1.    Cover Page                                     Cover Page

2.    Synopsis                                       Summary of Fund Expenses

3.    Condensed Financial Information                Financial Highlights - Not Applicable

4.    General Description of Registrant              Cover Page; Organization and Capitalization

5.    Management of Fund                             Management Services

5a.   Manager's Discussion of Fund Performance       Management Services

6.    Capital Stock and Other Securities             Organization and Capitalization

7.    Purchase of Securities Being Offered           Alternative   Distribution  System;  Purchase  of  Shares;   Administration,
                                                     Shareholder Services and Distribution Plan

8.    Redemption or Repurchase                       Telephone Transactions; Redemption of Shares; Exchange Privilege

9.    Legal Proceedings                              Not applicable

Part B-Item No.                                      Location in Statement of Additional Information
10.   Cover Page                                     Cover Page

11.   Table of Contents                              Table of Contents

12.   General Information and History                General Information;  Organization and Capitalization (Prospectus); Appendix
                                                     B

13.   Investment Objectives and Policies             Investment Objective, Policies and Risks; Investment Limitations

14.   Management of the Registrant                   Management and Expenses

15.   Control Persons and Principal                  Directors and Officers; General Information
       Holders of Securities

16.   Investment Advisory and Other Services         Management and Expenses; Distribution Services

17.   Brokerage Allocation                           Portfolio   Transactions;    Administration,    Shareholder   Services   and
                                                     Distribution Plan

18.   Capital Stock and Other Securities             General Information; Organization and Capitalization (Prospectus)

19.   Purchase, Redemption and Pricing of            Purchase and Redemption of Fund Shares; Valuation
       Securities Being Offered

20.   Tax Status                                     Taxes

21.   Underwriters                                   Distribution Services

22.   Calculation of Performance Data                Performance Information

23.   Financial Statements                           Financial Statements


                                   PROSPECTUS
                               SELIGMAN HENDERSON
                        GLOBAL GROWTH OPPORTUNITIES FUND
                                   A SERIES OF
                   SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.
--------------------------------------------------------------------------------
    100 Park Avenue o New York, NY 10017 o New York Telephone: (212) 850-1864
      Toll-Free Telephone: (800) 221-2450 -- all continental United States
     For Retirement Plan Information -- Toll-Free Telephone: (800) 445-1777

--------------------------------------------------------------------------------


                                                                November 1, 1995

     Seligman Henderson Global Growth Opportunities Fund (the "Fund") is a series of Seligman Henderson Global Fund Series, Inc. (the "Corporation"), an open-end diversified management investment company. The Fund seeks to achieve its objective of long-term capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends. The Fund's subadviser believes that such trends are reshaping the world as it moves towards the new millennium. There can be no assurance that the Fund's investment objective will be achieved. For a description of the Fund's investment objective and policies, and the risk factors associated with an investment in the Fund, see "Investment Objective And Policies."


     The Fund is managed by J. & W. Seligman & Co. Incorporated (the "Manager"). Seligman Henderson Co. (the "Subadviser") supervises and directs the Fund's investments.

     The Fund offers two classes of shares. Class A shares are sold subject to an initial sales load of up to 4.75% and an annual service fee currently charged at a rate of up to .25 of 1% of the average daily net asset value of the Class A shares. Class D shares are sold without an initial sales load but are subject to a contingent deferred sales load ("CDSL") of 1% imposed on certain redemptions within one year of purchase, an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1% of the average daily net asset value of the Class D shares. See "Alternative Distribution System." Shares of the Fund may be purchased through any authorized investment dealer.

     This Prospectus sets forth concisely the information a prospective investor should know about the Fund before investing. Please read it carefully before you invest and keep it for future reference. Additional information about the Fund, including a Statement of Additional Information, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available upon request without charge by calling or writing the Fund at the telephone numbers or the address set forth above. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference in its entirety.

     SHARES IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
  EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
     AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
      ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE
                         CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                      PAGE
Summary Of Fund Expenses..............................  2
Alternative Distribution System.......................  3
Investment Objective And Policies.....................  4
Management Services...................................  8
Purchase Of Shares.................................... 10
Telephone Transactions................................ 14
Redemption Of Shares.................................. 15

                                                      PAGE
Administration, Shareholder Services
 And Distribution Plan................................ 17
Exchange Privilege.................................... 17
Further Information About Transactions In The Fund.... 19
Dividends And Distributions........................... 19
Federal Income Taxes.................................. 20
Shareholder Information............................... 21
Advertising The Fund's Performance.................... 23
Organization And Capitalization....................... 23

                            SUMMARY OF FUND EXPENSES

                                                                                            Class A             Class D
                                                                                            -------             -------
                                                                                         (Initial Sales     (Deferred Sales
                                                                                        Load Alternative)  Load Alternative)
SHAREHOLDER TRANSACTION EXPENSES
      Maximum Sales Load Imposed on Purchases
        (as a percentage of offering price) ........................................           4.75%               None
      Sales Load on Reinvested Dividends............................................            None               None
      Deferred Sales Load (as a percentage of original                                                    1% during the
        purchase price or redemption proceeds,                                                              first year;
        whichever is lower).........................................................            None    None thereafter
      Redemption Fees...............................................................            None               None
      Exchange Fees.................................................................            None               None

ANNUAL FUND OPERATING EXPENSES*                                                             Class A             Class D
                                                                                            -------             -------
(as a percentage of average net assets)
      Management Fees...............................................................           1.00%              1.00%
      12b-1 Fees ...................................................................            .25%              1.00%**
      Other Expenses (After expense reimbursement)..................................            .75%               .75%

      Total Fund Operating Expenses.................................................           2.00%              2.75%


     The purpose of this table is to assist investors in understanding the various costs and expenses which shareholders of the Fund bear directly or indirectly. The sales load on Class A shares is a one-time charge paid at the time of purchase of shares. Reductions in sales loads are available in certain circumstances. The CDSL on Class D shares is a one-time charge paid only if shares are redeemed within one year of purchase. The expense table and example below reflect a voluntary undertaking by the Manager and the Subadviser to waive or reimburse a portion of "Other Expenses" such that total operating expenses for the current fiscal year will not exceed annualized rates of 2.00% and 2.75% of the average net assets of the Class A and Class D shares, respectively. In the absence of these undertakings, it is estimated that "Total Fund Operating Expenses" would equal approximately 4.00% and 4.75%, respectively. There is no guarantee that these undertakings will continue past the end of the current fiscal year. For more information concerning reductions in sales loads and for a more complete description of the various costs and expenses, including management fees, see "Purchase Of Shares," "Redemption Of Shares" and "Management Services" herein. The Fund's Administration, Shareholder Services and Distribution Plan for Class A and Class D shares to which the caption "12b-1 Fees" relates is discussed under "Administration, Shareholder Services and Distribution Plan" herein.


EXAMPLE                                                                        1 YEAR     3 YEARS
                                                                               ------     -------
An investor would pay the following expenses on a $1,000
investment, assuming (i) a 5% annual return and
(ii) redemption at the end of the period shown...................Class A          $67         $107
                                                                 Class D          $38+        $ 85

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN AND THE 5% ANNUAL RETURN USED IN THIS EXAMPLE IS A HYPOTHETICAL RATE.

   *Estimated.
  **Includes an annual  distribution  fee of .75 of 1% and an annual service fee of .25 of 1%. Pursuant to rules of the National Association of Securities Dealers, Inc., the aggregate deferred sales loads and asset-based sales loads on Class D shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. The 6.25% limitation is imposed on the Fund rather than on a per shareholder basis. Therefore, a long-term Class D shareholder of the Fund may pay more in total sales loads (including distribution fees) than the economic equivalent of 6.25% of such shareholder's investment in such shares.
   +Assuming (i) a 5% annual return and (ii) no redemption at the end of one year, the expenses on a $1,000 investment would be $28.

ALTERNATIVE DISTRIBUTION SYSTEM

     The Fund offers two classes of shares. Class A shares are sold to investors who have concluded that they would prefer to pay an initial sales load and have the benefit of lower continuing charges. Class D shares are sold to investors choosing to pay no initial sales load, a higher distribution fee and, with respect to redemptions within one year of purchase, a CDSL. The Alternative Distribution System allows investors to choose the method of purchasing shares that is most beneficial in light of the amount of the purchase, the length of time the shares are expected to be held and other relevant circumstances. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales load and be subject to lower ongoing charges, as discussed below, or to have the entire initial purchase price invested in the Fund with the investment thereafter being subject to higher ongoing charges and, for a one year period, a CDSL.

     Investors who qualify for reduced sales loads, as described under "Purchase of Shares" below, might choose to purchase Class A shares because Class A shares would be subject to lower ongoing fees. The amount invested in the Fund, however, is reduced by the initial sales loads deducted at the time of purchase. Investors who do not qualify for reduced initial sales loads but expect to maintain their investment for an extended period of time might also choose to purchase Class A shares because over time the accumulated continuing distribution fee of Class D shares may exceed the initial sales load and lower distribution fee of Class A shares. This consideration must be weighed against the fact that the amount invested in the Fund will be reduced by initial sales loads deducted at the time of purchase and that the distribution fees will be offset to the extent any return is realized on the additional funds initially invested under the Class D alternative.

     Alternatively, some investors might choose to have all of their funds invested initially in Class D shares, although remaining subject to a higher continuing distribution fee and, for a one-year period, a CDSL as described below. For example, an investor who does not qualify for reduced sales loads would have to hold Class A shares for more than 6.33 years for the Class D distribution fee to exceed the initial sales load plus the distribution fee on Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class D shares' 1% distribution fee, fluctuations in net asset value or the effect of the return on the investment over this period of time.

     The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain extraordinary class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the Investment Company Act of 1940, as amended (the "1940 Act"), or Maryland law. The net income attributable to each class and dividends payable on the shares of each class will be reduced by the amount of distribution expenses to be paid by each class. Class D shares bear higher distribution expenses, which will cause the Class D shares to pay lower dividends than the Class A shares. The two classes also have separate exchange privileges.

     Directors of the Fund believe that no conflict of interest currently exists between the Class A and Class D shares. On an ongoing basis, the Directors, in the exercise of their fiduciary duties pursuant to the 1940 Act and Maryland law, will seek to ensure that no such conflict arises. For this purpose, the Directors will monitor the Fund for the existence of any material conflict among the classes and will take such action as is reasonably necessary to eliminate any such conflicts that may develop.

     DIFFERENCES BETWEEN CLASSES. The primary distinctions between Class A and Class D shares are their sales load structures and ongoing expenses as set forth below. Each class has advantages and disadvantages for different investors, and investors should choose the class that best suits their circumstances and their objectives.

                              ANNUAL 12B-1 FEES
                              (AS A % OF AVERAGE
        SALES LOAD            DAILY NET ASSETS)    OTHER INFORMATION
        ----------            ------------------   -----------------
CLASS A Maximum initial       Service fee of       Initial sales load
        sales load of 4.75%   .25%.                waived or reduced
        of the public                              for certain
        offering price.                            purchases.
CLASS D None                  Service fee of       CDSL of 1% on
                              .25%; Distribution   redemptions within
                              fee of .75%.         one year of
                                                   purchase.

INVESTMENT OBJECTIVE AND POLICIES

     The Fund is a series of Seligman Henderson Global Fund Series, Inc., an open-end investment company incorporated under the laws of the state of Maryland on November 22, 1991.


     The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends. The Subadviser believes that such trends are reshaping the world as it moves towards the new millennium. The trends that will be initially focused on will include global economic liberalization and the flow of capital through trade and investment; the globalization of the world's economy; the expansion of technology as an increasingly important influence on society; the increased awareness of the importance of protecting the environment; and the increase in life expectancy leading to changes in consumer demographics and a greater need for healthcare, security and leisure. The investment objective is a fundamental policy and may not be changed without shareholder approval. There can be no assurance that the Fund's investment objective will be achieved.

     The Fund may invest in securities of issuers domiciled in any country. Under normal conditions investments will be made in four principal regions: The United Kingdom/Continental Europe, North America, the Pacific Basin and Latin America. Continental European countries include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden and Switzerland. Pacific Basin countries include Australia, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, The People's Republic of China, The Philippines, Singapore, Taiwan and Thailand. Latin American countries include Argentina, Brazil, Chile, Mexico and Venezuela. Under normal market conditions, the Fund's assets will be invested in securities of issuers located in at least three different countries, one of which will be the United States ("U.S.").


     The Subadviser will select securities for inclusion in the Fund's portfolio based on, among other factors, evaluation of a company's growth prospects, quality of management, liquidity and the relative valuation of the securities in the markets that the Subadviser has selected for investment.


     The Fund may invest in all types of securities, many of which will be denominated in currencies other than the U.S. dollar. The Fund will normally invest its assets in equity securities, including common stock, securities convertible into common stocks, depository receipts for these securities, and warrants or rights to subscribe for or purchase such securities. The Fund may, however, invest up to 25% of its assets in preferred stock and debt securities. Dividend or interest income are considered only when the Subadviser believes that such income will favorably influence the market value of a security in light of the Fund's objective of capital appreciation. Equity securities in which the Fund will invest may be listed on a U.S. or foreign stock exchange or traded in U.S. or foreign over-the-counter markets. Securities may be included in the Fund's portfolio without regard to the minimum capitalization of the issuer.


     Debt securities in which the Fund may invest are not required to be rated by a recognized rating agency. As a matter of policy, the Fund will invest only in "investment grade" debt securities or, in the case of unrated securities, debt securities that are, in the opinion of the Subadviser, of equivalent quality to "investment grade" securities. "Investment grade" debt securities are rated within the four highest quality grades as determined by Moody's Investors Service, Inc. ("Moodys") or Standard & Poor's Corporation ("Standard & Poor's"). Securities rated within the highest of the four investment grade categories (i.e., Aaa by Moody's and AAA by Standard & Poor's) are judged to be of the best quality and carry the smallest degree or risk. Securities rated within the lowest of the four categories (i.e., Baa by Moody's and BBB by Standard & Poor's) lack high quality investment characteristics and also have speculative characteristics. (Appendix A to the Statement of Additional Information contains a description of these securities ratings.) Debt securities are interest-rate sensitive; accordingly, their value tends to decrease when interest rates rise and increase when interest rates fall.


     The Fund may invest in securities represented by American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are receipts generally issued by a domestic bank or trust company that represent the deposit of a security of a foreign issuer. ADRs may be publicly traded on exchanges or over-the-counter in the United States and are quoted and settled in dollars at a price that generally reflects the dollar equivalent of the home country share price. EDRs and GDRs are typically issued by foreign banks or trust companies and traded in Europe. Depositary Receipts may be issued as sponsored or unsponsored programs. In sponsored programs, the issuer has made arrangements to have its securities traded in the form of a Depositary Receipt. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, the issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, the import of such information may not be reflected in the market value of such securities. For purposes of the Fund's investment policies, an investment in Depositary Receipts will be deemed to be an investment in the underlying security.


     By investing in foreign securities, the Fund will attempt to take advantage of differences among economic trends and the performance of securities markets in various countries. To date, the market values of securities of issuers located in different countries have moved relatively independently of each other. During certain periods, the return on equity investments in some countries has exceeded the return on similar investments in the United States. The Subadviser believes that, in comparison with investment companies investing solely in domestic securities, it may be possible to obtain significant appreciation from a portfolio of foreign investments and securities from various markets that offer different investment opportunities and are affected by different economic trends. Global diversification reduces the effect that events in any one country will have on the Fund's entire investment portfolio. Of course, a decline in the value of the Fund's investments in one country may offset potential gains from investments in another country.

   RISK FACTORS. Investments in securities of foreign issuers may involve risks that are not associated with domestic investments, and there can be no assurance that the Fund's foreign investments will present less risk than a portfolio of domestic securities. Foreign issuers may lack uniform accounting, auditing and financial reporting standards, practices and requirements, and there is generally less publicly available information about foreign issuers than there is about U.S. issuers. Governmental regulation and supervision of foreign stock exchanges, brokers and listed companies may be less pervasive than is customary in the United States. Prices of securities traded in the securities markets of some countries may tend to be volatile. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties which could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon and may involve a risk of loss to the Fund. Foreign securities markets may have substantially less volume, and far fewer traded issues, than U.S. markets. Fixed brokerage commissions and transaction costs on foreign securities exchanges are generally higher than in the U.S. Income from foreign securities may be reduced by a withholding tax at the source or other foreign taxes. In some countries, there may also be the possibility of nationalization, expropriation or confiscatory taxation (in which the Fund could lose its entire investment in a certain market), limitations on the removal of moneys or other assets of the Fund, high rates of inflation, political or social instability or revolution, or diplomatic developments that could affect investments in those countries. In addition, it may be difficult to obtain and enforce a judgement in a court outside the U.S.

     Some of the risks described in the preceding paragraph may be more severe for investments in emerging or developing countries. The economies of individual emerging countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payment position and may be based on a substantially less diversified industrial base. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

     Investments in foreign securities will usually be denominated in foreign currencies, and the Fund may temporarily hold foreign currencies. The value of Fund investments denominated in foreign currencies may be affected, favorably or unfavorably, by the relative strength of the U.S. dollar, changes in foreign currency and U.S. dollar exchange rates and exchange control regulations. The Fund may incur costs in connection with conversions between various currencies. The Fund's net asset value per share will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains, and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets (which in turn are affected by interest rates, trade flows and numerous other factors) and, in some cases, exchange controls. Currency hedging techniques may be unavailable in certain emerging countries.


     The Fund may invest in securities without regard to the minimum capitalization of the issuers. Investment in securities of issuers with relatively small capitalization may entail greater risks, particularly when such issuers have limited product lines, markets and financial or managerial resources. Less frequently traded securities may be subject to more abrupt price movements than securities of larger companies.



     DERIVATIVES. The Fund may invest in financial instruments commonly known as "derivatives" only for hedging or investment purposes. The Fund will not invest in derivatives for speculative purposes, i.e., where the derivative investment exposes the Fund to undue risk of loss, such as where the risk of loss is greater than the cost of the investment.

     A derivative is generally defined as an instrument whose value is derived from, or based upon, some underlying index, reference rate (e.g., interest rates or currency exchange rates), security, commodity or other asset. The Fund will not invest in a specific type of derivative without prior approval from its Board of Directors, after consideration of, among other things, how the derivative instrument serves the Fund's investment objective, and the risk associated with the investment. The only types of derivatives in which the Fund is currently permitted to invest are stock purchase rights and warrants, and, as described more fully below, forward currency exchange contracts and put options.

     The Fund may not invest in rights and warrants, if, at the time of acquisition, the investment in rights and warrants would exceed 5% of the Fund's net assets (valued at the lower of cost or market). In addition, no more than 2% of net assets may be invested in warrants not listed on the New York or American Stock Exchanges. For purposes of this restriction, warrants acquired in units or attached to securities will be deemed to have been purchased without cost.


   FORWARD CURRENCY EXCHANGE CONTRACTS. The Subadviser will consider changes in exchange rates in making investment decisions. As one way of managing exchange rate risk, the Fund may enter into forward currency exchange contracts (agreements to purchase or sell foreign currencies at a future date). The Fund will usually enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns.

     Although the Fund will seek to benefit by using forward contracts, anticipated currency movements may not be accurately predicted and the Fund may therefore incur a gain or loss on a forward contract. A forward contract may help reduce the Fund's losses on securities denominated in foreign currencies, but it may also reduce the potential gain on the securities depending on changes in the currency's value relative to the U.S. dollar or other currencies. Under normal circumstances, the Fund will limit forward currency contracts with respect to the currency of a country to not greater than 75% of the Fund's position in that country as of the date the contract is entered into. See "Investment Objective, Policies and Risks" in the Statement of Additional Information.


     OPTIONS TRANSACTIONS. The Fund may purchase put options on portfolio securities in an attempt to provide a hedge against a decrease in the price of a security held by the Fund. The Fund will not purchase options for speculative purposes. Purchasing a put option gives the Fund the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

     When the Fund purchases an option, it is required to pay a premium to the party writing the option and a commission to the broker selling the option. If the option is exercised by the Fund, the premium and the commission paid may be greater than the amount of the brokerage commission charged if the security were to be purchased or sold directly. See "Investment Objective, Policies and Risks" in the Statement of Additional Information.

     BORROWING. The Fund may from time to time borrow money from banks for temporary, extraordinary or emergency purposes and may invest the funds in additional securities. Such borrowing will not exceed 5% of the Fund's total assets and will be made at prevailing interest rates.

     LENDING PORTFOLIO SECURITIES. The Fund may lend its portfolio securities to brokers, dealers and other institutional investors in an amount not to exceed 331/3% of the Fund's total assets taken at market value, for which it will receive collateral in cash or securities issued or guaranteed by the U.S. Government to be maintained in an amount equal to at least 100% of the current market value of the loaned securities. The lending of portfolio securities could involve the risk of delays in receiving additional collateral or in the recovery of securities and possible loss of rights in collateral in the event that a borrower fails financially.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with commercial banks or broker/dealers under which the Fund acquires a U.S. Government or a short-term money market instrument subject to resale at a mutually agreed-upon price and time. The resale price reflects an agreed upon interest rate effective for the period the Fund holds the instrument that is unrelated to the interest rate on the instrument.

     The Fund's repurchase agreements will at all times be fully collateralized, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian. Repurchase agreements could involve certain risks in the event of bankruptcy or other default of the seller, including possible delays and expenses in liquidating the underlying security, decline in the value of the underlying security and loss of interest.

     ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (the "1933 Act")) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Manager, acting pursuant to procedures approved by the Corporation's Board of Directors, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should this determination be made, the Manager, acting pursuant to such procedures, will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for restricted securities offered and sold under Rule 144A will develop. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

     SHORT SALES. The Fund may sell securities short "against-the-box." A short sale "against-the-box" is a short sale in which the Fund owns an equal amount of the securities sold short or securities convertible into or exchangeable without payment of further consideration for securities of the same issue as, and equal in amount to, the securities sold short.

     TEMPORARY INVESTMENTS. When the Subadviser believes that market conditions warrant a temporary defensive position, the Fund may invest up to 100% of its assets in short-term instruments such as commercial paper, bank certificates of deposit, bankers' acceptances, or repurchase agreements for such securities and securities of the U.S. Government and its agencies and instrumentalities, as well as cash and cash equivalents denominated in foreign currencies. Investments in domestic bank certificates of deposit and bankers' acceptances will be limited to banks that have total assets in excess of $500 million and are subject to regulatory supervision by the U.S. Government or state governments. The Fund's investments in commercial paper of U.S. issuers will be limited to
(a) obligations rated Prime-1 by Moody's or A-1 by S&P or (b) unrated obligations issued by companies having an outstanding unsecured debt issue currently rated A or better by S&P. A description of various commercial paper ratings and debt securities ratings appears in Appendix A to the Statement of Additional Information. The Fund's investments in foreign short-term instruments will be limited to those that, in the opinion of the Subadviser, equate generally to the standards established for U.S. short-term instruments.

     Except as noted above, the foregoing investment policies are not fundamental and the Board of Directors of the Corporation may change such policies without the vote of a majority of the Fund's outstanding voting securities. A more detailed description of the Fund's investment policies, including a list of those restrictions on the Fund's investment activities which cannot be changed without such a vote, appears in the Statement of Additional Information. Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

MANAGEMENT SERVICES

     THE MANAGER. The Board of Directors provides broad supervision over the affairs of the Fund. Pursuant to a Management Agreement between J. & W. Seligman & Co. Incorporated and the Corporation, on behalf of the Fund and the Corporation's other series, the Manager administers the business and other affairs of the Fund, except for the actual supervision and direction of investments, which is provided by the Subadviser. The address of the Manager is 100 Park Avenue, New York, NY 10017.


     The Manager also serves as manager of sixteen other investment companies which, together with the Corporation, make up the "Seligman Group." The sixteen other companies are: Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Tax-Exempt Fund, Inc., Seligman Pennsylvania Tax-Exempt Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Tax-Exempt Fund Series, Inc., Seligman Tax-Exempt Series Trust and Tri-Continental Corporation. The aggregate assets of the Seligman Group were approximately $11.0 billion at September 30, 1995. The
Manager also provides investment management or advice to individual and institutional accounts having an aggregate value of approximately $3.8 billion.


     The Manager provides senior management for Seligman Data Corp., a wholly-owned subsidiary of certain investment companies in the Seligman Group, which performs, at cost, certain recordkeeping functions for the Fund, maintains the records of shareholder accounts and furnishes dividend paying, redemption and related services.

     The Fund pays the Manager a management fee, calculated daily and payable monthly, equal to an annual rate of 1.00% of the average daily net assets of the Fund, of which .90% is paid to the Subadviser for services described below. The management fee is higher than that of most domestic investment companies but is comparable to that of most international and global equity funds. The Fund pays all of its expenses other than those assumed by the Manager or the Subadviser including fees for necessary professional and brokerage services, costs of regulatory compliance, costs associated with maintaining corporate existence, custody and shareholder service, shareholder relations and insurance costs.

     Mr. William C. Morris is Chairman and President of the Manager and Chairman of the Board and Chief Executive Officer of the Corporation. Mr. Morris owns a majority of the outstanding voting securities of the Manager.

     THE SUBADVISER. Seligman Henderson Co. serves as Subadviser to the Fund pursuant to a Subadvisory Agreement between the Manager and the Subadviser (the "Subadvisory Agreement"). The Subadvisory Agreement provides that the Subadviser will supervise and direct the Fund's global investments in accordance with the Fund's investment objective, policies and restrictions. Seligman Henderson Co. was founded in 1991 as a joint venture between the Manager and Henderson International, Inc., a controlled affiliate of Henderson Administration Group plc. Seligman Henderson Co. was created to provide international and global investment management services to institutional and individual investors and investment companies in the U.S. Seligman Henderson Co. also serves as Subadviser to Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund and Seligman Henderson Global Technology Fund (the other three series of the Corporation), Seligman Common Stock Fund, Seligman Growth Fund, Seligman Income Fund, the Global and Global Smaller Companies Portfolios of Seligman Portfolios, Tri-Continental Corporation, the International Equity Fund of the Compass Capital Group, and the Seligman Henderson International Small Cap Portfolio and Seligman Henderson International Equity Portfolio of American Skandia Trust. The address of the Subadviser is 100 Park Avenue, New York, NY 10017.


     PORTFOLIO MANAGERS. The Subadviser's International Policy Group shall provide overall policy with respect to identifying the global economic or social trends which will serve as the focus around which investments will be made, as well as set parameters regarding the allocation of assets domestically and internationally and country weightings. The Group provides international investment policy, including country weightings, asset allocations and industry sector guidelines, as appropriate, for each of the other series of the Corporation.


     The Chairman of the Group is Mr. Iain C. Clark, the Chief Investment Officer and a Managing Director of the Subadviser. Mr. Clark is also responsible for the day-to-day investment activities of Seligman Henderson International Fund and Seligman Henderson Global Smaller Companies Fund, two other series of the Corporation. Mr. Clark is also a Director of Henderson Administration Group plc. Previously, he was a Director of Henderson International Ltd; and Secretary, Treasurer and Vice President of Henderson International, Inc.

     Messrs. Loris D. Muzzatti and Nitin Mehta have responsibility for directing and overseeing the Fund's domestic and international investments, respectively.

     Mr. Muzzatti, a Managing Director of the Manager since January 1991, joined the Manager in 1985. He is the portfolio manager of Seligman Capital Fund and Seligman Capital Portfolio of Seligman Portfolios, Inc. and the co-portfolio manager of Seligman Growth Fund, Inc.

     Mr. Mehta has been a portfolio manager with Henderson Administration Group plc since September, 1994. From May 1993 to September, 1994, Mr. Mehta was Head of Currency Management and Derivatives at Quorum Capital Management. From February 1993 to May 1993 he was a consultant with International Finance Corporation. From 1986 through 1992, he was Head of Equity Investments at Shearson Lehman Global Asset Management.

     The Manager's discussion of Fund performance as well as a line graph illustrating comparative performance information between the Fund and appropriate broad-based indices will be included in the Fund's Annual Report to shareholders.

     PORTFOLIO TRANSACTIONS. The Management Agreement and Subadvisory Agreement recognize that in the purchase and sale of portfolio securities for the Fund, the Manager and the Subadviser will seek the most favorable price and execution and, consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager and the Subadviser. The use of brokers who provide investment and market research and securities and economic analysis may result in a higher brokerage charge to the Fund than the use of brokers selected on the basis of the most favorable brokerage commission rates, and research and analysis received may be useful to the Manager and Subadviser in connection with their services to other clients as well as to the Fund. In over-the-counter markets, orders are placed with responsible primary market makers unless a more favorable execution or price is believed to be obtainable.

     Consistent with the rules of the National Association of Securities Dealers, Inc., and subject to seeking the most favorable price and execution available and such other policies as the Directors may determine, the Manager and the Subadviser may consider sales of shares of the Fund and, if permitted by applicable laws, may consider sales of shares of the other mutual funds in the Seligman Group as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

     PORTFOLIO TURNOVER. A change in securities held by the Fund is known as "portfolio turnover." Portfolio turnover may result in the payment by the Fund of dealer spreads or underwriting commissions and other transactions costs from the sale of securities held by the Fund and the reinvestment of the proceeds in other securities. While it is the policy of the Fund to hold securities for investment, changes in the securities held by the Fund will be made from time to time when the Subadviser believes such changes will strengthen the Fund's portfolio. The portfolio turnover of the Fund is not expected to exceed 100%.

PURCHASE OF SHARES

     Seligman Financial Services, Inc. ("SFSI"), an affiliate of the Manager, acts as general distributor of the Fund's shares. Its address is 100 Park Avenue, New York, NY 10017.

     The Fund issues two classes of shares: Class A shares are sold to investors choosing the initial sales load alternative; and Class D shares are sold to investors choosing no initial sales load, a distribution fee and a CDSL on redemptions within one year of purchase. See "Alternative Distribution System" above.

     Shares of the Fund may be purchased through any authorized investment dealer. All orders will be executed at the net asset value per share next computed after receipt of the purchase order plus, in the case of Class A shares, a sales load which, except for shares purchased under one of the reduced sales load plans, will vary with the size of the purchase as shown in the schedule under "Class A Shares -- Initial Sales Load" below.

     THE MINIMUM AMOUNT FOR INITIAL INVESTMENT IN THE FUND IS $1,000; SUBSEQUENT INVESTMENTS MUST BE IN THE MINIMUM AMOUNT OF $100 (EXCEPT FOR INVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS). THE FUND RESERVES THE RIGHT TO RETURN INVESTMENTS THAT DO NOT SATISFY THESE MINIMUMS. EXCEPTIONS TO THESE MINIMUMS ARE AVAILABLE FOR ACCOUNTS BEING ESTABLISHED CONCURRENTLY WITH THE INVEST-A-CHECK(R) SERVICE.

     Orders received by an authorized dealer before the close of business on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. New York time) and accepted by SFSI before the close of business (normally 5:00 p.m. New York time) on the same day will be executed at the Fund's net asset value determined as of the close of the NYSE on that day plus, in the case of Class A shares, the applicable sales load. Orders received by dealers after the close of the NYSE, or accepted by SFSI after the close of business, will be executed at the Fund's net asset value as next determined plus, in the case of Class A shares, the applicable sales load. The authorized dealer through which a shareholder purchases shares is responsible for forwarding the order to SFSI promptly.

     Payment for dealer purchases may be made by check or by wire. To wire payments, dealer orders must first be placed through SFSI's order desk and assigned a purchase confirmation number. Funds in payment of the purchase may then be wired to Mellon Bank, N.A., ABA #043000261, A/C Seligman Henderson Global Growth Opportunities Fund (A or D), A/C #107-1011. WIRE TRANSFERS MUST INCLUDE THE PURCHASE CONFIRMATION NUMBER AND CLIENT ACCOUNT REGISTRATION AND ACCOUNT NUMBER. Persons other than dealers who wish to wire payment should contact Seligman Data Corp. for specific wire instructions. Although the Fund makes no charge for this service, the transmitting bank may impose a wire service fee.

     Existing shareholders may purchase additional shares at any time through any authorized dealer or by sending a check payable to "Seligman Group of Mutual Funds" directly to the Fund at P.O. BOX 3936, NEW YORK, NY 10008-3936. Checks for investment must be in U.S. dollars drawn on a domestic bank. The check should include the shareholder's name, address, account number and class of shares owned by such shareholder. If a shareholder does not indicate the required information, Seligman Data Corp. will seek further clarification and may be forced to return the check to the shareholder. If only the class designation is missing, the investment will automatically be made into Class A shares. Orders sent directly to Seligman Data Corp. will be executed at the Fund's net asset value next determined after the order is accepted plus, in the case of Class A shares, the applicable sales load.

     Seligman Data Corp. will charge a $10.00 service fee for checks returned to it marked "unpaid." This fee may be debited from your account. For the protection of the Fund and its shareholders, no redemption of shares will be permitted with respect to shares purchased by check (unless certified) until the Fund receives notice that the check has cleared, which may be up to 15 days from the credit of such shares to the shareholder's account.

     VALUATION. The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE each day Monday through Friday except on days that the NYSE is closed. Net asset value is calculated separately for each class. Securities traded on a U.S. or foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term holdings maturing in 60 days or less are generally valued at amortized cost if their original maturity was 60 days or less. Short-term holdings with more than 60 days remaining to maturity will be valued at current market value until the 61st day prior to maturity, and will then be valued on an amortized cost basis based on the value of such date unless the Board determines that this amortized cost value does not represent fair market value.

     Although the legal rights of Class A and Class D shares are substantially identical, the different expenses borne by each class will result in different net asset values and dividends. The net asset value of Class D shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee charged to Class D shares. In addition, net asset value per share of the two classes will be affected to the extent any other class expense differs among classes.

     CLASS A SHARES--INITIAL SALES LOAD. Class A shares are subject to an initial sales load which varies with the size of the purchase as shown in the following schedule, and an annual service fee of up to .25% of the average daily net asset value of Class A shares. See "Administration, Shareholder Services and Distribution Plan" below.

--------------------------------------------------------------------------------

                       CLASS A SHARES--SALES LOAD SCHEDULE

                              SALES LOAD AS A
                               PERCENTAGE OF       REGULAR
                          ---------------------    DEALER
                                     NET AMOUNT   DISCOUNT
                                      INVESTED    AS A % OF
                          OFFERING   (NET ASSET   OFFERING
   AMOUNT OF PURCHASE       PRICE      VALUE)       PRICE
 ----------------------------------------------  ----------
      Less than  $ 50,000    4.75%      4.99%       4.25%
      $ 50,000-    99,999    4.00       4.17        3.50
       100,000-   249,999    3.50       3.63        3.00
       250,000-   499,999    2.50       2.56        2.25
       500,000-   999,999    2.00       2.04        1.75
     1,000,000- 3,999,999    1.00       1.01         .90
     4,000,000-  or more*       0          0           0
  *      Dealers will receive a fee of .15% on sales made without a sales load.

--------------------------------------------------------------------------------

     REDUCED SALES LOADS. Reductions in sales loads apply to purchases of Class A shares by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggegated with purchases made on behalf of any other fiduciary or individual account.

     o VOLUME DISCOUNTS are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the Seligman Mutual Funds that are sold with a sales load, reaches levels indicated in the sales load schedule.

     o THE RIGHT OF ACCUMULATION allows an investor to combine the amount being invested in shares of the other Seligman Mutual Funds sold with a sales load with the total net asset value of shares of those funds already owned that were sold with a sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired by the investor through an exchange of shares of another Seligman Mutual Fund on which there was a sales load to determine reduced sales loads in accordance with the sales load schedule. An investor or a dealer purchasing shares on behalf of an investor must indicate whether the investor has existing accounts when making investments or opening new accounts.

     o A LETTER OF INTENT allows an investor to purchase Class A shares over a 13-month period at reduced sales loads, based upon the total amount of shares the investor expresses an interest in purchasing plus the total net asset value of shares of the other Seligman Mutual Funds already owned by such investor that were sold with a sales load and the total net asset value of shares of Seligman Cash Management Fund that were acquired by the investor through an exchange of shares of another mutual fund in the Seligman Group on which there was a sales load. An investor or a dealer purchasing shares on behalf of an investor must indicate whether the investor has existing accounts when making investments or opening new accounts. For more information concerning terms of Letters of Intent, see "Terms and Conditions" on page 24.

     SPECIAL PROGRAMS. The Fund may sell Class A shares at net asset value to present and retired directors, trustees, officers, employees (and their spouses and minor children) of the Fund, the other investment companies in the Seligman Group, the Manager and other companies affiliated with the Manager. Such sales also may be made to employee benefit and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate.

   Class A shares also may be issued without a sales load in connection with the acquisition of cash and securities owned by other investment companies and personal holding companies; to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares; to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act; to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI; to shareholders of mutual funds with objectives and policies similar to the Fund (as stated in the prospectus) who purchase shares with redemption proceeds of such funds; to financial institution trust departments; to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares; to accounts of financial institutions or broker/dealers that charge account management fees, provided the Manager or one of its affiliates has entered into an agreement with respect to such accounts; pursuant to sponsored arrangements with organizations which make recommendations to or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund; and to "eligible employee benefit plans" (i) which have at least $1 million invested in the Seligman Group of Investment Companies or (ii) of employers who have at least 100 eligible employees to whom such plan is made available, and, regardless of the number of employees, if such plan is established and maintained by any dealer that has a sales agreement with SFSI. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp.

     CLASS D SHARES. Class D shares are sold without an initial sales load but are subject to a CDSL if the shares are redeemed within one year, an annual distribution fee of up to .75 of 1% and an annual service fee of up to .25 of 1%, of the average daily net asset value of the Class D shares. SFSI will make a 1% payment to dealers in respect of purchases of Class D shares.

     A CDSL will be imposed on any redemption of Class D shares which were purchased during the preceding twelve months; however, no such charge will be imposed on shares acquired through the investment of dividends or distributions from any Class D shares within the Seligman Group. The amount of any CDSL will be paid to and retained by SFSI.

     To minimize the application of a CDSL to a redemption, shares acquired pursuant to the investment of dividends and distributions (which are not subject to a CDSL) will be redeemed first; followed by shares purchased at least one year prior to the redemption. Shares held for the longest period of time within the applicable one year period will then be redeemed. Additionally, for those shares determined to be subject to the CDSL, the application of the 1% CDSL will be made to the current net asset value or original purchase price, whichever is less.

     For example, assume an investor purchased 100 shares in January at a price of $10.00 per share. During the first year, 5 additional shares were acquired through investment of dividends and distributions. In January of the following year, an additional 50 shares are purchased at a price of $12.00 per share. In March of that year, the investor chooses to redeem $1,500.00 from the account which now holds 155 shares with a total value of $1,898.75 ($12.25 per share). The CDSL for this transaction would be calculated as follows:

   Total shares to be redeemed
    (122.449 @ $12.25) as follows:...............  $1,500.00
                                                   =========
Dividend/Distribution shares (5 @ $12.25)........    $ 61.25
Shares held more than 1 year
  (100 @ $12.25).................................   1,225.00
Shares held less than 1 year old subject to
  CDSL (17.449 @ $12.25).........................     213.75
                                                   ---------
Gross proceeds of redemption.....................  $1,500.00
Less CDSL (17.449 shares @ $12.00 =
  $209.39 x 1% = $2.09)..........................     (2.09)
                                                   ---------
Net proceeds of redemption.......................  $1,497.91
                                                   =========

     For federal income tax purposes, the amount of the CDSL will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.

     The CDSL will be waived or reduced in the following instances:

     (a) on redemption following the death or disability of a shareholder, as defined in section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code"); (b) in connection with (i) distributions from retirement plans qualified under section 401(a) of the Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to death, disability, retirement, or separation of service), (ii) distributions from a custodial account under section 403(b)(7) of the Code or an individual retirement account (an "IRA") due to death, disability, or attainment of age 59 1/2, and (iii) a tax-free return of an excess contribution to an IRA;
(c) in whole or in part, in connection with shares sold to current and retired Directors of the Fund; (d) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of shares of any registered investment management company; (e) pursuant to an automatic cash withdrawal service; (f) in connection with the redemption of Class D shares of the Fund if it is combined with another mutual fund in the Seligman Group, or another similar reorganization transaction; and (g) in connection with the Fund's right to redeem or liquidate an account that holds below a certain minimum number or dollar amount of shares (currently $500).

     If, with respect to a redemption of any Class D shares sold by a dealer, the CDSL is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to SFSI promptly upon notice an amount equal to the 1% payment or a portion of the 1% payment paid on such shares.

     SFSI may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of the Seligman Mutual Funds. SFSI may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman Mutual Funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other Funds managed by the Manager during a specified period of time. Such bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States. The cost to SFSI of such promotional activities and payments will not exceed the amounts of the sales loads retained by SFSI in respect of sales of shares of the Fund and the other Seligman Mutual Funds effected through participating dealers and shall be consistent with the rules of the National Association of Securities Dealers, Inc. as then in effect. Through December 29, 1995, dealers will receive the full sales load in accordance with the sales load schedule for Class A shares of the Fund for sales of up to $3,999,999.

TELEPHONE TRANSACTIONS


     A shareholder with telephone transaction privileges, AND THE SHAREHOLDER'S BROKER-DEALER REPRESENTATIVE, will have the ability to effect the following transactions via telephone: (i) redemption of Fund shares, (ii) exchange of Fund shares for shares of another Seligman Mutual Fund, (iii) change of a dividend and/or capital gain distribution option, and (iv) change of address. All telephone transactions are effected through Seligman Data Corp. at (800) 221-2450.

     FOR INVESTORS WHO PURCHASE SHARES BY COMPLETING AND SUBMITTING AN ACCOUNT APPLICATION (EXCEPT THOSE ACCOUNTS REGISTERED AS TRUSTS (UNLESS THE TRUSTEE AND SOLE BENEFICIARY ARE THE SAME PERSON), CORPORATIONS OR GROUP RETIREMENT PLANS):
Unless an election is made otherwise on the Account Application, a shareholder and the shareholder's broker-dealer of record, as designated on the Account Application, will automatically receive telephone transaction privileges.

     FOR INVESTORS WHO PURCHASE SHARES THROUGH A BROKER-DEALER: Telephone services for a shareholder and the shareholder's representative may be elected by completing a supplemental election application available from the broker-dealer of record.

     FOR ACCOUNTS REGISTERED AS IRAS: Telephone Services will include only exchanges or address changes.

     FOR ACCOUNTS REGISTERED AS TRUSTS (UNLESS THE TRUSTEE AND SOLE BENEFICIARY ARE THE SAME PERSON), CORPORATIONS OR GROUP RETIREMENT PLANS: Telephone services are not available.

     All funds with the same account number (i.e., registered exactly the same) as an existing account, including any new fund in which the shareholder invests in the future, will automatically include telephone services if the existing account has telephone services. Telephone services may also be elected at any time on a supplemental election application.

   For accounts registered jointly (such as joint tenancies, tenants in common and community property registrations), each owner, by accepting or requesting telephone transaction services, authorizes each of the other owners to effect telephone transactions on his or her behalf.

     During times of drastic economic or market changes, a shareholder or the shareholder's representative may experience difficulty in contacting Seligman Data Corp. to request a redemption or exchange of Fund shares. In these circumstances, the shareholder or the shareholder's representative should consider using other redemption or exchange procedures. Use of these other redemption or exchange procedures will result in your redemption request being processed at a later time than if telephone transactions had been used, and the Fund's net asset value may fluctuate during such periods.

     The Fund and Seligman Data Corp. will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include recording all telephone calls requesting account activity, requiring that the caller provide certain requested personal and/or account information at the time of the call for the purpose of establishing the caller's identity, and sending a written confirmation of redemptions, exchanges or address changes to the address of record each time activity is initiated by telephone. As long as the Fund and Seligman Data Corp. follow instructions communicated by telephone that were reasonably believed to be genuine at the time of their receipt, neither they nor any of their affiliates will be liable for any loss to the shareholder caused by an unauthorized transaction. Shareholders, of course, may refuse or cancel telephone transaction services. In any instance where the Fund or Seligman Data Corp. is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed, and neither they nor any of their affiliates will be liable for any losses which may occur due to a delay in implementing the transaction. If the Fund or Seligman Data Corp. does not follow the procedures described above, they may be liable for any losses due to unauthorized or fraudulent instructions. Telephone services must be effected through a representative of Seligman Data Corp., i.e., requests may not be communicated via Seligman Data Corp.'s automated telephone answering system. Telephone transaction services may be terminated by a shareholder at any time by sending a written request to Seligman Data Corp. TELEPHONE SERVICES MAY NOT BE ESTABLISHED BY A SHAREHOLDER'S BROKER-DEALER WITHOUT THE WRITTEN AUTHORIZATION OF THE SHAREHOLDER. Written acknowledgment of the addition or termination of telephone transaction services will be sent to the shareholder.


REDEMPTION OF SHARES

   A shareholder may redeem shares held in book credit form without charge, except a CDSL, if applicable, at any time by SENDING A WRITTEN REQUEST to Seligman Data Corp., 100 Park Avenue, New York, NY 10017. The redemption request must be signed by all persons in whose name the shares are registered. A shareholder may redeem shares that are not in book credit form by surrendering certificates in proper form to the same address. Certificates should be sent by registered mail. Share certificates must be endorsed for transfer or accompanied by an endorsed stock power signed by the person(s) whose name(s) appear(s) on the face of the certificate. The shareholder's letter of instruction or endorsed stock power should specify the account number, class of shares (A or D) and the number of shares or dollar amount to be redeemed. The Fund cannot accept conditional redemption requests. If the redemption proceeds are (i) $50,000 or more, (ii) to be paid to someone other than the shareholder of record
(regardless of the amount) or (iii) to be mailed to other than the address of record or if the address or record which has been changed within the past 30 days (regardless of the amount), the signature(s) of the shareholder(s) must be guaranteed by an eligible financial institution including, but not limited to, the following: banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). The Fund reserves the right to reject a signature guarantee where it is believed that the Fund will be placed at risk by accepting such guarantee. A signature guarantee is also necessary in order to change the account registration. Notarization by a notary public is not an acceptable signature guarantee. ADDITIONAL DOCUMENTATION MAY BE REQUIRED BY SELIGMAN DATA CORP. IN THE EVENT OF A REDEMPTION BY CORPORATIONS, EXECUTORS, ADMINISTRATORS, TRUSTEES, CUSTODIANS OR RETIREMENT PLANS. FOR FURTHER INFORMATION WITH RESPECT TO REDEMPTION REQUIREMENTS, PLEASE CONTACT THE SHAREHOLDER SERVICES DEPARTMENT OF SELIGMAN DATA CORP. FOR ASSISTANCE. In the case of Class A shares and in the case of Class D shares redeemed after one year, a shareholder will receive the net asset value per share next determined after receipt of a request in good order. If Class D shares are redeemed within one year of purchase a shareholder will receive the net asset value per share next determined after receipt of a request in good order, less a CDSL of 1% as described under "Purchase Of Shares--Class D Shares" above.

     A shareholder may "sell" shares to the Fund through an investment dealer and, in that way, be certain, providing the order is timely, of receiving the net asset value established at the end of the day on which the dealer is given the repurchase order. The Fund makes no charge for this transaction, but the unaffiliated dealer may charge a service fee. "Sell" or repurchase orders received from an authorized dealer before the close of the NYSE and received by SFSI, the repurchase agent, before the close of business on the same day will be executed at the net asset value per share determined as of the close of the NYSE on that day. Repurchase orders received from authorized dealers after the close of the NYSE or not received by SFSI prior to the close of business will be executed at the net asset value determined as of the close of the NYSE on the next trading day. Shares held in a "street name" account with a broker/dealer may be sold to the Fund only through a broker/dealer.


     TELEPHONE REDEMPTIONS. Telephone redemptions of uncertificated shares may be made once per day, in an amount of up to $50,000. Telephone redemption requests must be received by Seligman Data Corp. at (800) 221-2450 between 8:30 a.m. and 4:00 p.m. New York time, on any business day and will be processed as of the close of business on that day. Redemption requests by telephone will not be accepted within 30 days following an address change. Keogh Plans, IRAs and other retirement plans, certain trusts and corporations are not eligible for telephone redemptions. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice.


     For more information about telephone redemptions, and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.

     GENERAL. With respect to shares redeemed, a check for the proceeds will be sent to the shareholder's address of record within seven calendar days after acceptance of the redemption order and will be made payable to all of the registered owners on the account. With respect to shares repurchased, a check for the proceeds will be sent to the investment dealer within seven calendar days after acceptance of the repurchase order and will be made payable to the investment dealer. The Fund will not permit redemptions of shares with respect to shares purchased by check (unless certified) until the Fund receives notice that the check has cleared, which may be up to 15 days from the credit of such shares to the shareholder's account. The proceeds of a redemption or repurchase, of course, may be more or less than the shareholder's cost.

     The Fund reserves the right to redeem shares owned by a shareholder whose investment in the Fund has a value of less than a minimum specified by the Corporation's Board of Directors, which is presently $500. Shareholders are sent a notice before such redemption is processed stating that the value of their investment in the Fund is less than the specified minimum and that they have sixty days to make an additional investment.

     REINSTATEMENT PRIVILEGE. If a shareholder redeems Class A Shares and then decides to reinvest them, or to shift the investment to one of the other Seligman Mutual Funds, a shareholder may, within 120 calendar days of the date of the redemption, use all or any part of the proceeds of the redemption to reinstate, free of sales load, all or any part of the investment in shares of the Fund or in shares of any of the other Seligman Mutual Funds. If a shareholder redeems Class D shares and the redemption was subject to a CDSL, the shareholder may reinstate the investment in shares of the same class of the Fund or of any of the other Seligman Mutual Funds within 120 calendar days of the date of redemption and receive a credit for the CDSL paid. Such investment will be reinstated at the net asset value per share established as of the close of the NYSE on the day the request is received. Seligman Data Corp. must be informed that the purchase represents a reinstated investment. REINSTATED SHARES MUST BE REGISTERED EXACTLY AND BE OF THE SAME CLASS AS THE SHARES PREVIOUSLY REDEEMED.

     Generally, exercise of the Reinstatement Privilege does not alter the Federal income tax status of any capital gain realized on a sale of Fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the same fund, some or all of the loss will not be allowed as a deduction, depending upon the percentage of the proceeds reinvested.

ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

     Under the Fund's Administration, Shareholder Services and Distribution Plan (the "Plan"), the Fund may pay to SFSI an administration, shareholder services and distribution fee in respect of the Fund's Class A and Class D shares. Payments under the Plan may include, but are not limited to: (i) compensation to securities dealers and other organizations ("Service Organizations") for providing distribution assistance with respect to assets invested in the Fund,
(ii) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to the Fund's shareholders, and (iii) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying SFSI's costs incurred in connection with its marketing efforts with respect to shares of the Fund. The Manager, in its sole discretion, may also make similar payments to SFSI from its own resources, which may include the management fee that the Manager receives from the Fund.

     Under the Plan, the Fund reimburses SFSI for its expenses with respect to Class A shares at an annual rate of up to .25% of the average daily net asset value of Class A shares. It is expected that the proceeds from the fee in respect of Class A shares will be used primarily to compensate Service Organizations which enter into agreements with SFSI. Such Service Organizations will receive from SFSI a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal services and/or the maintenance of shareholder accounts. The fee payable from time to time is, within such limit, determined by the Directors of the Corporation.

     Under the Plan, the Fund reimburses SFSI for its expenses with respect to Class D shares at an annual rate of up to 1% of the average daily net asset value of Class D shares. Proceeds from the Class D distribution fee will be used primarily to compensate Service Organizations for administration, shareholder services and distribution assistance (including a continuing fee of up to .25% on an annual basis of the average daily net asset value of Class D shares attributable to particular Service Organizations for providing personal service and/or the maintenance of shareholder accounts) and will initially be used by SFSI to defray the expense of the 1% payment to be made by it to Service Organizations at the time of the sale of Class D shares. The amounts expended by SFSI in any one year upon the initial purchase of Class D shares may exceed the amounts received by it from the Plan payments retained. Expenses of administration, shareholder services and distribution of Class D shares in one fiscal year of the Fund may be paid from Class D Plan fees received from the Fund in any other fiscal year.

     The Plan as it relates to the Class A and Class D shares of the Fund was first approved by the Corporation's Board of Directors on September 21, 1995 and by the sole shareholder of the Fund on October 30, 1995. The Plan will be reviewed by the Directors annually.

     Seligman Services, Inc. ("SSI"), an affiliate of the Manager, is a limited purpose broker/dealer. SSI shall act as broker/dealer of record for shareholder accounts that do not have a designated broker/dealer of record and will receive compensation from the Fund pursuant to the Plan for providing personal service and account maintenance to its accounts of record.


EXCHANGE PRIVILEGE

     A person who has been a shareholder of the Fund may, without charge, exchange at net asset value any part or all of an investment in the Fund for shares of any of the other mutual funds in the Seligman Group. Exchanges may be made by mail, or by telephone if the shareholder has telephone services.

     Class A and Class D shares may be exchanged only for Class A and Class D shares, respectively, of another mutual fund in the Seligman Group on the basis of relative net asset value.

     If Class D shares that are subject to a CDSL are exchanged for Class D shares of another fund, for purposes of assessing the CDSL payable upon disposition of the exchanged Class D shares, the one year holding period shall be reduced by the holding period of the original Class D shares.

     The Seligman Mutual Funds currently available under the Exchange Privilege are:

     o SELIGMAN CAPITAL FUND, INC: seeks aggressive capital appreciation. Current income is not an objective.

     o SELIGMAN CASH MANAGEMENT FUND, INC: invests in high-quality money market instruments. Shares are sold at net asset value.

     o SELIGMAN COMMON STOCK FUND, INC: seeks favorable current income and long-term growth of both income and capital value without exposing capital to undue risk.

     o SELIGMAN FRONTIER FUND, INC: seeks to produce growth in capital value; income may be considered but will only be incidental to the fund's investment objective.

     o SELIGMAN GROWTH FUND, INC: seeks longer-term growth in capital value and an increase in future income.

     o SELIGMAN HENDERSON GLOBAL FUND SERIES, INC: along with the Fund, the Corporation consists of Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund and the Seligman Henderson International Fund, all of which seek long-term capital appreciation, primarily through investing in companies either globally or internationally.

     o SELIGMAN HIGH INCOME FUND SERIES: seeks high current income by investing in debt securities. The Fund consists of the U.S. Government Securities Series and the High-Yield Bond Series.

     o SELIGMAN INCOME FUND, INC: seeks high current income and the possibility of improvement of future income and capital value.

     o SELIGMAN NEW JERSEY TAX-EXEMPT FUND, INC: invests in investment grade New Jersey tax-exempt securities.

     o SELIGMAN PENNSYLVANIA TAX-EXEMPT FUND SERIES: invests in investment grade Pennsylvania tax-exempt securities.

     o SELIGMAN TAX-EXEMPT FUND SERIES, INC: consists of several State Series and a National Series. The National Tax-Exempt Series seeks to provide maximum income exempt from Federal income taxes; individual state series, each seeking to maximize income exempt from Federal income taxes and from personal income taxes in designated states, are available for Colorado, Georgia, Louisiana, Maryland, Massachusetts, Michigan, Minnesota, Missouri, New York, Ohio, Oregon and South Carolina.

     o SELIGMAN  TAX-EXEMPT  SERIES  TRUST:  consists of  California  Tax-Exempt
Quality Series, California Tax-Exempt High-Yield Series, Florida Tax-Exempt Series and North Carolina Tax-Exempt Series, each of which invests in tax-exempt securities of its designated state.

     All permitted exchanges will be based on the then current net asset values of the respective funds. Telephone requests for exchanges must be received between 8:30 a.m. and 4:00 p.m. New York time, on any business day, by Seligman Data Corp. at (800) 221-2450, and will be processed as of the close of business on that day. The registration of an account into which an exchange is made must be identical to the registration of the account from which shares are exchanged. When establishing a new account by an exchange of shares, the shares being exchanged must have a value of at least the minimum initial investment required by the fund into which the exchange is being made. The method of receiving distributions, unless otherwise indicated, will be carried over to the new fund account, as will telephone services. Account services, such as Invest-A-Check(R) Service, Directed Dividends and Automatic Cash Withdrawal Service, will not be carried over to the new fund account unless specifically requested and permitted by the new fund. Exchange orders may be placed to effect an exchange of a specific number of shares, an exchange of shares equal to a specific dollar amount or an exchange of all shares held. Shares for which certificates have been issued may not be exchanged via telephone and may be exchanged only upon receipt of an exchange request together with certificates representing shares to be exchanged in form for transfer.

   Telephone exchanges are only available to shareholders whose accounts are registered individually, as joint tenancies or IRAs. The Exchange Privilege via mail is generally applicable to investments in an IRA and other retirement plans, although some restrictions may apply. The terms of the exchange offer described herein may be modified at any time; and not all of the Seligman Mutual Funds are available to residents of all states. Before making any exchange, a shareholder should contact an authorized investment dealer or Seligman Data Corp. to obtain prospectuses of any of the Seligman Mutual Funds.


     A broker/dealer representative will be able to effect exchanges on behalf of a shareholder only if the shareholder has telephone services. For more information about telephone services, and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above. Written confirmation of all exchanges will be forwarded to the shareholder to whom the exchanged shares are registered and a duplicate confirmation will be sent to the broker/dealer of record.


     SFSI reserves the right to reject any telephone exchange request. Any rejected telephone exchange order may be processed by mail. For more information about telephone exchanges, which, unless objected to, are assigned to certain shareholders automatically, and the circumstances under which shareholders may bear the risk of loss for a fraudulent transaction, see "Telephone Transactions" above.

     Exchanges of shares are sales, and may result in a gain or loss for Federal income tax purposes.

FURTHER INFORMATION ABOUT TRANSACTIONS IN THE FUND

     Because excessive trading (including short-term, "market timing" trading) can hurt the Fund's performance, the Fund may refuse any exchange (1) from any shareholder account from which there have been two exchanges in the preceding three month period, or (2) where the exchanged shares equal in value the lesser of $1,000,000 or 1% of the Fund's net assets. The Fund may also refuse any exchange or purchase order from any shareholder account if the shareholder or the shareholder's broker/dealer has been advised that previous patterns of purchases and redemptions or exchanges have been considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number and those administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be considered one account for this purpose. Additionally, the Fund reserves the right to refuse any order for the purchase of shares.

DIVIDENDS AND DISTRIBUTIONS

     Dividends payable from the Fund's net investment income are distributed at least annually. Payments vary in amount depending on income received from portfolio securities and the cost of operations. The Fund distributes substantially all of any taxable net long-term and short-term gain realized on investments to shareholders at least annually. Dividends and distributions will generally be taxable to shareholders in the year in which they are declared by the Fund if paid before February 1 of the following year.

     Shareholders may elect (1) to receive both dividends and gain distributions in shares; (2) to receive dividends in cash and gain distributions in shares; or
(3) to receive both dividends and gain distributions in cash. In the case of prototype retirement plans, dividends and capital gain distributions are reinvested in additional shares. Unless another election is made, dividends and capital gain distributions will be credited to shareholder accounts in additional shares of the Fund. Shares acquired through a dividend or gain distribution and credited to a shareholder's account are not subject to an initial sales load or a CDSL. Dividends and gain distributions paid in shares are invested at the net asset value on the ex-dividend date. Shareholders may elect to change their dividend and gain distribution options by writing Seligman Data Corp. at the address listed below. If the shareholder has telephone services, changes may also be telephoned to Seligman Data Corp. between 8:30 a.m. and 5:30 p.m. New York time, by either the shareholder or the broker/dealer of record on the account. For information about telephone services, see
"Telephone Transactions." These elections must be received by Seligman Data Corp. before the record date for the dividend or distribution in order to be effective for such dividend or distribution.

   The per share dividends from net investment income on Class D shares will be lower than the per share dividends on Class A shares as a result of the higher distribution fee applicable with respect to Class D shares. Per share dividends of the two classes may also differ to the extent of any differing class expenses. Distributions of net capital gains, if any, will be paid in the same amount for Class A and Class D shares. See "Purchase Of Shares--Valuation."

     Shareholders exchanging shares of the Fund for shares of another Seligman Mutual Fund will continue to receive dividends and gains as elected prior to such exchange unless otherwise specified. In the event that a shareholder redeems all shares in an account between the record date and the payable date, the value of dividends or gain distributions declared and payable will be paid in cash regardless of the existing election.

FEDERAL INCOME TAXES

     The Fund intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. For each year so qualified, the Fund will not be subject to Federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

     Dividends from net investment income and distributions from net short-term capital gains are taxable as ordinary income to the shareholders, whether received in cash or reinvested in additional shares, and, to the extent designated as derived from the Fund's dividend income that would be eligible for the dividends received deduction if the Fund were not a regulated investment company, they are eligible, subject to certain restrictions, for the 70% dividends received deduction for corporations.

     Distributions of net capital gains, i.e., the excess of net long-term capital gains over any net short-term capital losses, are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long shares have been held by the shareholders; such distributions are not eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for Federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

     Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to Federal income tax on net long-term capital gain at a maximum rate of 28%. Net long-term capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (such as through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

     In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales load incurred in acquiring such shares to the extent of any subsequent reduction of the sales load by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales load not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

     The Fund will generally be subject to an excise tax of 4% on the amount of any income or capital gains, above certain permitted levels, distributed to shareholders on a basis such that such income or gain is not taxable to shareholders in the calendar year in which it was earned by the Fund.
Furthermore, dividends declared in October, November or December payable to shareholders of record on a specified date in such a month and paid in the following January will be treated as having been paid by the Fund and received by each shareholder in December. Under this rule, therefore, shareholders may be taxed in one year on dividends or distributions actually received in January of the following year.

     Portions of the Fund's investment income may be subject to foreign income taxes withheld at source. The Fund intends to operate so as to meet the requirements of the Code to enable it, subject to certain limitations imposed by the Code, to "pass through" to its shareholders credit for foreign taxes paid, but there can be no assurance that the Fund will be able to do so. See "Taxes" in the Statement of Additional Information.

     If the Fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund itself may be subject to U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is paid by the Fund as a dividend to its shareholders. If the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to the Fund . UNLESS A SHAREHOLDER INCLUDES A CERTIFIED TAXPAYER IDENTIFICATION NUMBER (SOCIAL SECURITY NUMBER FOR INDIVIDUALS) ON THE ACCOUNT APPLICATION AND CERTIFIES THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING, THE FUND IS REQUIRED TO WITHHOLD AND REMIT TO THE U.S. TREASURY A PORTION OF DISTRIBUTIONS AND OTHER REPORTABLE PAYMENTS TO THE SHAREHOLDER. THE RATE OF BACKUP WITHHOLDING IS 31%. SHAREHOLDERS SHOULD BE AWARE THAT, UNDER REGULATIONS PROMULGATED BY THE INTERNAL REVENUE SERVICE, THE FUND MAY BE FINED $50 ANNUALLY FOR EACH ACCOUNT FOR WHICH A CERTIFIED TAXPAYER IDENTIFICATION NUMBER IS NOT PROVIDED. IN THE EVENT THAT SUCH A FINE IS IMPOSED, THE FUND MAY CHARGE A SERVICE FEE OF UP TO $50 THAT MAY BE DEBITED FROM THE SHAREHOLDER'S ACCOUNT AND OFFSET AGAINST ANY UNDISTRIBUTED DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE FUND ALSO RESERVES THE RIGHT TO CLOSE ANY ACCOUNT WHICH DOES NOT HAVE A CERTIFIED TAXPAYER IDENTIFICATION NUMBER.

     Shareholders are urged to consult their tax advisers concerning the effect of Federal income taxes in their individual circumstances.

SHAREHOLDER  INFORMATION

     Shareholders will be sent reports semi-annually regarding the Fund. General information about the Fund may be requested by writing the Corporate
Communications/Investor Relations Department, J. & W. Seligman & Co. Incorporated, 100 Park Avenue, New York, NY 10017 or telephoning the Corporate Communications/Investor Relations Department toll-free by dialing (800) 221-7844 from all continental United States, except New York or (212) 850-1864 in New York State and the greater New York City area. Information about shareholder accounts (other than a retirement account) may be requested by writing Shareholder Services, Seligman Data Corp. at the same address or by telephone toll-free by dialing (800) 221-2450 from all continental United States. For information about retirement accounts, call Pension Plan Services toll-free by dialing (800) 445-1777 or write Pension Plan Services, Seligman Data Corp., at the address above. Seligman Data Corp. may be telephoned Monday through Friday (except holidays), between the hours of 8:30 a.m. and 6:00 p.m. New York time, and calls will be answered by shareholder service representatives.

     24 HOUR TELEPHONE ACCESS IS AVAILABLE BY DIALING (800) 622-4597 ON A TOUCHTONE PHONE, WHICH PROVIDES INSTANT ACCESS TO PRICE, YIELD, ACCOUNT BALANCE, MOST RECENT TRANSACTION AND OTHER INFORMATION. IN ADDITION, ACCOUNT STATEMENTS AND FORM 1099-DIV CAN BE ORDERED. TO INSURE PROMPT DELIVERY OF DISTRIBUTION CHECKS, ACCOUNT STATEMENTS AND OTHER INFORMATION, SELIGMAN DATA CORP. SHOULD BE NOTIFIED IMMEDIATELY IN WRITING OF ANY ADDRESS CHANGE. ADDRESS CHANGES MAY BE TELEPHONED TO SELIGMAN DATA CORP. IF THE SHAREHOLDER HAS TELEPHONE SERVICES. FOR MORE INFORMATION ABOUT TELEPHONE SERVICES, SEE "TELEPHONE TRANSACTIONS" ABOVE.

     ACCOUNT   SERVICES.   Shareholders  are  sent   confirmation  of  financial
transactions.

     Other investor services are available. These include:


     o INVEST-A-CHECK(R) SERVICE enables a shareholder to authorize checks to be drawn on a regular checking account at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more, to purchase shares. Accounts may be established concurrently with the Invest-A-Check Service with a $100 minimum in conjunction with the monthly investment option, or a $250 minimum in conjunction with the quarterly investment option (see "Terms and Conditions" on page 24).


     o AUTOMATIC DOLLAR-COST-AVERAGING SERVICE permits a shareholder of Class A shares of the Seligman Cash Management Fund to exchange a specified amount at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more, into Class A shares of the Fund. The shares of Seligman Cash Management Fund and the Fund must be registered in the same name. The shareholder's Cash Management account must have a dollar value of at least $5,000 at the initiation of the service. Exchanges will be made at the public offering price.

     o DIVIDENDS FROM OTHER INVESTMENTS permits a shareholder to order dividends payable on shares of other companies to be paid to and invested in additional shares of the Fund. (Dividend checks must meet or exceed the required minimum purchase amount and include the shareholder's name, the name of the Fund and the class of shares in which the investment is to be made and the shareholder's Fund account number.)

     o AUTOMATIC CD TRANSFER SERVICE permits a shareholder to instruct a bank to invest the proceeds of a maturing bank certificate of deposit ("CD") in shares of any designated Seligman Mutual Fund. Shareholders who wish to use this service should contact Seligman Data Corp. or a broker to obtain the necessary documentation. Banks may charge a penalty on CD assets withdrawn prior to maturity. Accordingly, it will not normally be advisable to liquidate a CD before its maturity.

     o PAYMENTS AT REGULAR INTERVALS can be made to a shareholder who owns or purchases Class A shares worth $5,000 or more held as book credits under the Automatic Cash Withdrawal Service. Holders of Class D shares may elect to use this service with respect to shares that have been held for at least one year (see "Terms and Conditions" on page 24).

     o DIRECTED DIVIDENDS allows a shareholder to pay dividends to another person or to direct the payment of such dividends to another Seligman Mutual Fund for purchase at net asset value. Dividends on Class A and Class D shares may be directed only to shares of the same class of another Seligman Mutual Fund.

     o OVERNIGHT DELIVERY to service shareholder requests is available for a $15.00 fee which may be debited from a shareholder's account, if requested.

     o COPIES OF ACCOUNT STATEMENTS will be sent to each shareholder free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10.00 per year, per account, with a maximum charge of $150 per account. Statement requests should be forwarded, along with a check payable to Seligman Data Corp.

     o TAX-DEFERRED RETIREMENT PLANS. Shares of the Fund may be purchased for all types of tax-deferred retirement plans. SFSI makes available plans, plan forms and custody agreements for:

     --Individual Retirement Accounts (IRAs);

     --Simplified Employee Pension Plans (SEPs);

     --Section 401(k) Plans for corporations and their employees;

     --Section  403(b)(7)  Plans for  employees  of public  school  systems  and
certain  non-profit   organizations  who  wish  to  make  deferred  compensation arrangements; and

     --Pension and Profit Sharing Plans for sole proprietorships, corporations and partnerships. These types of plans may be established only upon receipt of a written application form.

     Information may be requested by writing Pension Plan Services, Seligman Data Corp., 100 Park Avenue, New York, NY 10017 or telephoning toll-free (800) 445-1777 from all continental United States, or from an authorized dealer.

ADVERTISING THE FUND'S PERFORMANCE

     From time to time the Fund shall advertise its "total return" and "average annual total return", each of which are calculated separately for Class A and Class D shares. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in shares of Class A and Class D of the Fund would have earned over a specified period of time (for example, one, five and ten year periods or since inception) assuming the payment of the maximum initial sales load, if any (or CDSL upon redemption, if applicable), when the investment was made and that all distributions and dividends paid by the Fund were reinvested on the reinvestment dates during the period. The "average annual total return" is the annual rate required for initial payment to grow to the amount which would be received at the end of the specified period (one, five and ten year periods or since inception), i.e., the average annual compound rate of return. Total return and average annual total return may also be presented without the effect of an maximum initial sales load or CDSL, as applicable. The waiver by the Manager and Subadviser of their fees and reimbursement of certain expenses during certain periods would positively affect the performance results quoted.

   From time to time, reference may be made in advertising or promotional material to performance information, including mutual fund rankings, prepared by Lipper Analytical Service, Inc. ("Lipper"), an independent reporting service that monitors the performance of mutual funds. In calculating the total return of the Fund's Class A and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid but does not take into account applicable sales loads. The Fund may also refer in advertisements or in other promotional material to articles, comments, listings and columns in the financial press pertaining to the Fund's performance. Examples of such financial press publications include BARRON'S, BUSINESS WEEK, CDA/WEISENBERGER MUTUAL FUND INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSIONS AND INVESTMENTS, THE NEW YORK TIMES, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL, WASHINGTON POST, WORTH MAGAZINE and YOUR MONEY.

ORGANIZATION AND CAPITALIZATION

     The Fund is a series of Seligman Henderson Global Fund Series, Inc., an open-end investment company incorporated under the laws of the state of Maryland on November 22, 1991. The Directors of the Corporation are authorized to issue, create and classify shares of capital stock in separate series without further action by shareholders. To date, shares of four series have been authorized, which shares constitute interests in the Fund, in Seligman Henderson Global Smaller Companies Fund, in Seligman Henderson Global Technology Fund, or in Seligman Henderson International Fund. Shares of capital stock of each series have a par value $.001 and are divided into two classes. Each share of the Fund's Class A and Class D common stock is equal as to earnings, assets and voting privileges, except that each class bears its own separate distribution and certain extraordinary class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Maryland law. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. In accordance with the Articles of Incorporation, the Board of Directors may authorize the creation of additional classes of common stock with such characteristics as are permitted by Rule 18f-3 under the 1940 Act. All shares have non-cumulative voting rights for the election of directors. Each outstanding share is fully paid and non assessable, and each is freely transferable. There are no liquidation, conversion or preemptive rights. The Corporation acts as its own transfer agent.

                              TERMS AND CONDITIONS
                           GENERAL ACCOUNT INFORMATION

     Investments will be made in as many shares, including fractions to the third decimal place, as can be purchased at the net asset value plus a sales load, if applicable, at the close of business on the day payment is received. If a check in payment of a purchase of Fund shares is dishonored for any reason, Seligman Data Corp. will cancel the purchase and may redeem additional shares, if any, held in a shareholder's account in an amount sufficient to reimburse the Fund for any loss it may have incurred and charge a $10.00 return check fee. Stock certificates will not be issued, unless requested. Replacement stock certificates will be subject to a surety fee.

                            INVEST-A-CHECK(R) SERVICE

     The Invest-A-Check(R) Service is available to all shareholders. The application is subject to acceptance by the shareholder's bank and Seligman Data Corp. Checks in the amount specified will be invested in the shareholder's account on the fifth day of each month unless otherwise specified (or on the prior business day if the specific day of the month falls on a weekend or holiday) in which an investment is scheduled and invested at the public offering price, if applicable, at the close of business on the same date. After the initial investment, the value of shares held in the shareholder's account must equal not less than two regularly scheduled investments. If a check is not honored by the shareholder's bank, or if the value of shares held falls below the required minimum, the Service will be suspended. In the event that a check is returned marked "unpaid," Seligman Data Corp. will cancel the purchase, redeem shares held in the shareholder's account for an amount sufficient to reimburse the Fund for any loss it may have incurred as a result, and charge a $10.00 return check fee. This fee may be debited to the shareholder's account. Service will be reinstated upon written request indicating that the cause of interruption has been corrected. The Service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. The shareholder agrees to hold the Fund and its agents free from all liability which may result from acts done in good faith and pursuant to these terms. Instructions for establishing Invest-A-Check(R) Service are given on the Account Application. In the event the shareholder exchanges all of the shares from one Seligman Mutual Fund to another, the shareholder must re-apply for the Invest-A-Check(R) Service in the Seligman Mutual Fund into which the exchange was made. In the event of a partial exchange, the Invest-A-Check(R) Service will be continued, subject to the above conditions, in the Seligman Mutual Fund from which the exchange was made. If the shareholder uses the Invest-A-Check(R) Service to make an IRA investment, the purchase will be credited as a current year contribution. If the shareholder uses the Invest- A-Check(R) Service to make an investment in a pension or profit sharing plan, the purchase will be credited as a current year employer contribution.

                        AUTOMATIC CASH WITHDRAWAL SERVICE

     The Automatic Cash Withdrawal Service is available to Class A shareholders and to Class D shareholders with respect to Class D shares held for one year or more. A sufficient number of full and fractional shares will be redeemed to provide the amount required for a scheduled payment. Redemptions will be made at the asset value at the close of business on the specific day designated by the shareholder of each month (or on the prior business day if the day specified falls on a weekend or holiday). The shareholder may change the amount of scheduled payments or may suspend payments by written notice to Seligman Data Corp. at least ten days prior to the effective date of such a change or suspension. The Service may be terminated by the shareholder or Seligman Data Corp. at any time by written notice. It will be terminated upon proper notification of the death or legal incapacity of the shareholder. Continued payments in excess of dividend income invested will reduce and ultimately exhaust capital. Withdrawals, concurrent with purchases of shares of this or any other investment company, will be disadvantageous because of the payment of duplicative sales loads, if applicable. For this reason, additional purchases of Fund shares are discouraged when the Withdrawal Service is in effect.

                     LETTER OF INTENT -- CLASS A SHARES ONLY

     Seligman Financial Services, Inc. will hold in escrow shares equal to 5% of the minimum purchase amount specified. Dividends and distributions on the escrowed shares will be paid directly to the shareholder or credited to the shareholder's account. All shares held in escrow will be deposited in the shareholder's account in book credit form, or, if requested, delivered to the shareholder upon completion of the Letter of Intent. The shareholder may include the total asset value of shares of the mutual funds in the Seligman Group on which a sales load was paid owned as of the date of a Letter of Intent toward the completion of the Letter. If the total amount invested within the thirteen-month period does not equal or exceed the specified minimum purchase, the shareholder will be requested to pay the difference between the amount of the sales load paid and the amount of the sales load applicable to the total purchase made. If, within 20 days following the mailing of a written request, the shareholder has not paid this additional sales load to Seligman Financial Services, Inc., sufficient escrowed shares will be redeemed for payment of the additional sales load. Shares remaining in escrow after this payment will be released to the shareholder's account. The intended purchase amount may be increased at any time during the thirteen-month period by filing a revised Agreement for the same period, provided that the Dealer furnishes evidence that an amount representing the reduction in sales load under the new Agreement, which becomes applicable on purchases already made under the original Agreement, will be refunded and that the required additional escrowed shares are being furnished by the shareholder.

     Shares of Seligman Cash Management Fund, Inc. which have been acquired by an exchange of shares of another in the Seligman Mutual Fund on which there is a sales load may be taken into account in completing a Letter of Intent, or for Right of Accumulation. However, shares of this Fund which have been purchased directly may not be used for purposes of determining reduced sales loads on additional purchases of the other Seligman Mutual Funds.
                                                                           11/95

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                               SELIGMAN HENDERSON
                        Global GROWTH OPPORTUNITIES FUND
                                  a series of
                  Seligman Henderson Global Fund Series, Inc.
--------------------------------------------------------------------------------
                       A Global Capital Appreciation Fund


--------------------------------------------------------------------------------

        INVESTMENT MANAGER         J. & W. Seligman & Co. Incorporated
                                   100 Park Avenue
                                   New York, New York 10017

        SUBADVISER                 Seligman Henderson Co.
                                   100 Park Avenue
                                   New York, New York 10017

        GENERAL DISTRIBUTOR        Seligman Financial Services, Inc.
                                   100 Park Avenue
                                   New York, New York 10017

        SHAREHOLDER SERVICE        Seligman Data Corp.
        AGENT                      100 Park Avenue
                                   New York, New York 10017

        CUSTODIAN                  Morgan Stanley Trust Company (NY)
                                   1 Pierrepont Plaza
                                   Brooklyn, New York 11201

        GENERAL COUNSEL            Sullivan & Cromwell
                                   125 Broad Street
                                   New York, New York 10004


                       THE SELIGMAN GROUP OF FUNDS
                              ACCOUNT APPLICATION


Please make your investment check payable to the "Seligman Group of Funds" and mail it with this completed Application to:

Seligman Data Corp.                          TO OPEN A SELIGMAN IRA, SEP OR PENSION/
100 Park Avenue/2nd Floor                    PROFIT SHARING PLAN, A SEPARATE ADOPTION
New York, NY 10017                           AGREEMENT IS REQUIRED. PLEASE CALL
(800) 221-2450                               RETIREMENT PLAN SERVICES FOR MORE
                                             INFORMATION AT (800) 445-1777.
1.   ACCOUNT REGISTRATION

     TYPE OF  ||INDIVIDUAL  ||MULTIPLE OWNERS   ||GIFT/TRANSFER TO MINOR   ||OTHER (Corporations, Trusts, Organizations,
     ACCOUNT    Use Line 1    Use Lines 1, 2 & 3  Use Line 4                 Use Line 5              Partnerships, etc.)

     Multiple Owners will be registered as Joint Tenants with Right of Survivorship.
     The first name and Social Security or Taxpayer ID Number on line 1, 4, or 5 below will be used for IRS reporting.
     NAME (Minors cannot be legal owners)
     PLEASE PRINT OR TYPE

     1._______________________________________________________________     ___________________________   _________
                    First                Middle                 Last           Social Security Number    Birthdate
     2._______________________________________________________________     ___________________________   _________
                    First                Middle                 Last           Social Security Number    Birthdate
     3._______________________________________________________________     ___________________________   _________
                    First                Middle                 Last           Social Security Number    Birthdate
     4.______________________________, as custodian for ____________________ under the _______________
            Custodian (one only)                           Minor (one only)                 State

       Uniform Gift/Transfer to Minors Act_______________________________until age____________________   _________________
                                           Minor's Social Security Number          (Not more than 21)    Minor's Birthdate

     5._______________________________________________________________________   _____________________
        Name of Corporation or Other Entity. If a Trust, also complete below.     Taxpayer ID Number


     TYPE OF TRUST ACCOUNT:  ||Trust  ||Guardianship  ||Conservatorship  ||Estate   ||Other _________

     Trustee/Fiduciary Name__________________________________     Trust Date__________________________

     Trust Name ______________________________,for the benefit of (FBO)_______________________________

2.   MAILING ADDRESS

     ADDRESS                                          TELEPHONE

___________________________________________ (_______)__________________(_______)_________________
Street Address or P.O. Box                   Daytime                    Evening
___________________________________________ U.S. CITIZEN?  ||Yes  ||No  _________________________
City               State              Zip                                If no, indicate country

3.   INVESTMENT SELECTION

     Please indicate the dollar amount(s) you would like to invest in the space provided below. Minimum initial investment is $1,000 per Fund except for accounts established concurrently with the Invest-A-Check(R) Service (see section 6-I. of this application). IF MORE THAN ONE FUND IS SELECTED,
     ACCOUNTS MUST HAVE IDENTICAL  REGISTRATIONS AND CLASS OF SHARES (except for
     Seligman Cash Management Fund).

     PLEASE  CHOOSE ONE: || Class A Shares || Class D Shares      MAKE CHECK PAYABLE TO: SELIGMAN GROUP OF FUNDS
     $_____________  TOTAL AMOUNT, INVESTED AS FOLLOWS:

     $_____________ *Seligman Communications              $_____________ Seligman Common Stock Fund
                       and Information Fund               $_____________ Seligman Income Fund
     $_____________ Seligman Henderson                    $_____________ Seligman High-Yield Bond Fund
                       Global Technology Fund             $_____________ Seligman U.S. Government Securities Fund
     $_____________ Seligman Frontier Fund                $_____________ Seligman National Tax-Exempt Fund
     $_____________ Seligman Henderson Global             $_____________ Seligman Tax-Exempt Fund (choose one):
                       Smaller Companies Fund              CA-Qlty.||   FL||    MD||   MN||   NY||   OR||
     $_____________ Seligman Capital Fund                  CA-Hy.  ||   GA||    MA||   MO||   NC||   PA||
     $_____________ Seligman Henderson Global              CO      ||   LA||    MI||   NJ||   OH||   SC||
     $_____________    Growth Opportunities Fund
     $_____________ Seligman Growth Fund
     $_____________ Seligman Henderson
                       International Fund                 $_____________ Seligman Cash Management Fund (Class A only)

     *Closed indefinitely to new investors after June 30, 1995; please contact your financial advisor for information on current availability.
     NO REDEMPTION  PROCEEDS  WILL BE REMITTED TO A SHAREHOLDER  WITH RESPECT TO
     SHARES  PURCHASED BY CHECK  (UNLESS  CERTIFIED)  UNTIL  SELIGMAN DATA CORP.
     RECEIVES NOTICE THAT THE CHECK HAS CLEARED, WHICH MAY BE UP TO 15 DAYS FROM
     THE CREDIT OF THE SHARES TO THE SHAREHOLDER'S ACCOUNT.

4.   SIGNATURE AND CERTIFICATION

     Under penalties of perjury I certify that the number shown on this form is my correct Taxpayer Identification Number (Social Security Number) and that
     I am not subject to backup withholding either because I have not been notified that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue Service has notified me that I am no longer subject to backup withholding. I certify to my legal capacity to purchase or redeem shares of each Fund for my own
     Account, or for the Account of the organization named below. I have received and read the current Prospectus of each Fund in which I am investing and appoint Seligman Data Corp. as my agent to act in accordance with my instructions herein.

     A. ________________________________________________________________________
        Date                                         Signature of Investor

     B. ________________________________________________________________________
        Date                                   Signature of Co-Investor, if any

5.   BROKER/DEALER OR FINANCIAL ADVISOR DESIGNATION

     ________________________________________     _____________________________
     Firm Name                                    Representative's Nam

     ________________________________________     _____________________________
     Branch Office Address                        Representative's ID Number

     ________________________________________     (______)_____________________
     City             State         Zip           Representative's Telephone Number

     ________________________________________
     Branch Number


6.   ACCOUNT OPTIONS AND SERVICES
________________________________________________________________________________
A. DIVIDENDS AND GAIN DISTRIBUTION OPTIONS
                    I choose the following options for each Fund listed:                OPTION
                                                                                         ------
                                                                                       1    2    3
                     Option 1. Dividends in shares, gain distributions in shares.      ||   ||   ||   FUND NAME
                     Option 2. Dividends in cash, gain distributions in shares.        ||   ||   ||   FUND NAME
                     Option 3. Dividends in cash, gain distributions in cash.          ||   ||   ||   FUND NAME
                     __________________________________________________________________________________________
                     NOTE:  IF NO ELECTION IS MADE, OPTION 1. WILL AUTOMATICALLY BE PUT INTO EFFECT.
                     All dividend and/or gain distributions taken in shares will be invested at net asset value.
                     __________________________________________________________________________________________

________________________________________________________________________________
B. DIVIDEND DIRECTION OPTION
                     If you wish to have your dividend  payments made to another party or Seligman Fund,  please  complete the following.  I hereby authorize and request that my dividend payments from the following Fund(s)

                     __________________      __________________       __________________ be made payable to:
                            Fund Name             Fund Name               Fund Name

                     Name______________________   Seligman Fund__________________

                     Address___________________   (If opening a new account, a minimum of $1,000 is required.)

                     City______________________   Account Number_________________

                     State, Zip________________   (For an existing account.)
________________________________________________________________________________
C. LETTER OF INTENT SERVICE (CLASS A ONLY)
                     I intend to purchase, although I am not obligated to do so, additional  shares  of  Seligman  _________________________
                     Fund  within a 13-month  period  which,  together  with the total asset value of shares owned, will aggregate at least:
                     ||$50,000  ||$100,000  ||$250,000  ||$500,000  ||$1,000,000
                     ||$4,000,000
                     I AGREE TO THE ESCROW  PROVISION LISTED UNDER "TERMS AND CONDITIONS"
                     IN THE BACK OF EACH PROSPECTUS.
________________________________________________________________________________
D. RIGHT OF ACCUMULATION (CLASS A ONLY)
                     Please  identify  any  additional  Seligman  Fund  accounts eligible for the Right of Accumulation or to be used toward completion of a Letter of Intent, and check applicable box:
                     || I am  a trustee  for the  following  accounts, which are
                     held  by  the same trust,  estate, or  under the terms of a pension,  profit sharing or  other  employee  benefit trust qualified  under section  401 of the Internal Revenue Code.
                     || In calculating my  holdings for Right of Accumulation or
                     Letter  of  Intent purposes, I  am including the  following additional accounts which are registered  in my name, in my spouse's  name, or  in  the name(s) of  my child(ren) under the age of 21.

                     Name______________ Fund______________ Account#_____________

                     Name______________ Fund______________ Account#_____________

                     Name______________ Fund______________ Account#_____________

________________________________________________________________________________
E. AUTOMATIC CASH WITHDRAWAL SERVICE
   (CLASS A, OR CLASS D ONLY AFTER CLASS D SHARES ARE HELD FOR ONE YEAR)

                     Please send a check for $_________  withdrawn from Seligman
                     ________________________  Fund,  beginning on the __ day of
                     ______ 19__, and thereafter on the __ day specified of every:

                     ||Month   ||3rd Month    ||6th Month    ||12th Month

                     Make payments to:   Name___________________________________

                                         Address________________________________

                                         City___________State________Zip________
                     Shares having a current  value at offering  price of $5,000 or  more  must  be held in the  account  at  initiation  of
                     Service, and all shares must be in "book credit" form.
________________________________________________________________________________
F. AUTOMATIC DOLLAR-COST-AVERAGING SERVICE

                     I authorize Seligman Data Corp. to withdraw $ _____________
                     (minimum:  $100 monthly or $250 quarterly) from my Seligman
                     Cash  Management  Fund  Class  A  account  ||  Monthly   or
                     || Quarterly   to  purchase Class  A  shares  of   Seligman
                     ________________________________  Fund,  beginning  on  the
                     _____ day of  __________  19 ____.  Shares in the  Seligman
                     Cash  Management  Fund Class A account  must have a current value of $5,000 at the initiation of Service and all shares must be in "book credit" form.
________________________________________________________________________________
G. EXPEDITED REDEMPTION SERVICE, FOR SELIGMAN CASH MGMT. FUND ONLY
                     I hereby  authorize  Seligman Data Corp. to honor telephone
                     or  written   instructions   received  from  me  without  a
                     signature and believed by Seligman Data Corp. to be genuine
                     for  redemption.   Proceeds  will  be  wired  ONLY  to  the
                     commercial  bank listed below for credit to my account,  or to my address of record. If Expedited Redemption Service is elected,  no certificates for shares will be issued. I also understand and agree to the risks and  procedures  outlined for all telephone transactions set forth in section 6-H. of this Application.

                     Investment by  ||Check  ______________________________________________________________________
                                    ||Wire     Name of Commercial Bank (Savings Bank May Not Be Used)

                     _________________________         ______________________        ______________________
                     Bank Account Name                 Bank Account No.              Bank Routing No.

                     _______________________________________________________________________________________
                     Address of Bank                      City                State              Zip Code

                     X________________________________      X____________________________________________
                      Signature of Investor     Date         Signature of Co-Investor, if any      Date
______________________________________________________________________________________________________________________


================================================================================
H. CHECK REDEMPTION SERVICE (CLASS A ONLY)
                     Available to shareholders who own or purchase shares having a  value  of at  least  $25,000  invested  in  any  of  the following:  Seligman  High-Yield Bond Fund, Seligman Income
                     Fund,  Seligman U.S.  Government  Securities  Fund, and any
                     Seligman  Tax-Exempt  Fund, or $2,000  invested in Seligman
                     Cash Management Fund.

                     IF YOU WISH TO USE THIS SERVICE,  YOU MUST COMPLETE SECTION
                     4 AND THE SIGNATURE CARD BELOW.  SHAREHOLDERS ELECTING THIS
                     SERVICE  ARE  SUBJECT  TO THE  CONDITIONS  OF THE TERMS AND
                     CONDITIONS IN THE BACK OF EACH PROSPECTUS.
--------------------------------------------------------------------------------
     CHECK WRITING SIGNATURE CARD                        Authorized Signature(s)


  ___________________________________________   1.______________________________
   Name of Fund for Check Redemption Service

  ___________________________________________   2.______________________________
   Name of Fund for Check Redemption Service

  ___________________________________________   3.______________________________
   Name of Fund for Check Redemption Service

   __________________________________________   4.______________________________
   Account Number (If known)

   __________________________________________
   Account Registration (Please Print)

   || Check here if only one signature is required on checks.
   || Check here if a combination of signatures is required and specify the number:___________________.

   ACCOUNTS  IN THE NAMES OF  CORPORATIONS,  TRUSTS,  PARTNERSHIPS,  ETC.,  MUST
   INDICATE  THE  LEGAL  TITLES  OF  ALL  AUTHORIZED  SIGNATORIES.  SHAREHOLDERS
   ELECTING THIS SERVICE ARE SUBJECT TO THE TERMS AND  CONDITIONS  LISTED IN THE
   PROSPECTUS.
================================================================================

I. TELEPHONE SERVICE ELECTION
           AVAILABLE FOR ALL TYPES OF ACCOUNTS EXCEPT AS NOTED BELOW
                     Unless I check the box  below,  I  understand  that I or my
                     representative   may  place  the   following   requests  by
                     telephone:
                     o Redemptions up to $50,000   o Exchanges
                     o Address Changes             o Dividend and/or Capital
                                                     Gain Distribution Option
                                                     changes
                    || I DO NOT WANT TELEPHONE SERVICES FOR MYSELF OR MY
                       REPRESENTATIVE NAMED IN SECTION 5 OF THIS APPLICATION

                                            AUTHORIZATION
                     I understand  that the telephone  services are optional and that unless I checked the box above, I authorize the Funds, all other  Seligman  Funds with the same account number and registration  which I currently own or in which I invest in the future,  and Seligman Data Corp.  ("SDC"),  to act upon instructions  received  by  telephone  from me or any other person (including the representative  named in section 5 of
                     this   application)   in  accordance  with  the  provisions
                     regarding  telephone  services  as set forth in the current prospectus of each such Fund, as amended from time to time.
                     I understand that redemptions of  uncertificated  shares of up to $50,000  will be sent only to my  account  address of record, and only if such address has not changed within the
                     30 days preceding such request.

                     Any telephone instructions given in respect of this account and any account  into which  exchanges  are made are hereby ratified  and I agree that neither the Fund(s) nor SDC will be liable  for any loss,  cost or expense  for acting  upon such  telephone  instructions  reasonably  believed  to  be genuine and in accordance with the procedures  described in each  prospectus,  as  amended  from  time  to  time.  Such procedures  include  recording of  telephone  instructions, requesting  personal and/or account information to verify a caller's  identity  and sending  written  confirmations  of transactions.  As a result of this  policy,  I may bear the
                     risk  of  any  loss  due  to   unauthorized  or  fraudulent
                     telephone  instructions;  provided,  however,  that  if the
                     Fund(s) or SDC fail to employ such procedures,  the Fund(s)
                     and/or SDC may be liable.

                     Telephone services are not available for trusts (unless the
                     trustee  and  sole   beneficiary   are  the  same  person),
                     corporations  or  group  retirement  plans.  IRA  telephone services will include only exchanges and address changes.


J. INVEST-A-CHECK(R) SERVICE
                     To start your Invest-A-Check(R) Service, fill out the "Bank
                     Authorization  to Honor  Pre-Authorized  Checks" below, and forward it with an  unsigned  bank check from your  regular checking  account  (marked  "void",  if you  wish).
                     ACCOUNTS   MAY  BE   ESTABLISHED   CONCURRENTLY   WITH  THE
                     INVEST-A-CHECK(R)  SERVICE  WITH  A  $100  MINIMUM  IF  THE
                     MONTHLY INVESTMENT OPTION IS CHOSEN, OR WITH A $250 MINIMUM
                     IF THE QUARTERLY INVESTMENT OPTION IS CHOSEN.
                     Please arrange with my bank to draw  pre-authorized  checks and invest the  following  dollar  amounts  (minimum:  $100 monthly  or  $250  quarterly)  in the  designated  Seligman
                     Fund(s) as indicated:

                     _______________  $_________   ||Monthly   ||Quarterly
                     Fund Name

                     ________________ $_________   ||Monthly   ||Quarterly
                     Fund Name

                     ________________ $_________   ||Monthly   ||Quarterly
                     Fund Name
                     I  understand that my checks will be drawn on the fifth day
                     of the month, or  prior   business   day,  for  the  period
                     designated.  I have  completed the "Bank  Authorization  to
                     Honor Pre-Authorized  Checks" below and have read and agree
                     to   the   Terms   and   Conditions   applicable   to   the
                     Invest-A-Check(R)  Service as set forth in each  Prospectus and as set forth below in the Bank Authorization.

                     X__________________________________________________________________
                     Signature of Investor  (Please also sign Bank Authorization below.)

                     X__________________________________________________________________
                     Signature of Co-Investor, if any

________________________________________________________________________________________
               BANK AUTHORIZATION TO HONOR PRE-AUTHORIZED CHECKS
________________________________________________________________________________________

To:_____________________________________________________________________________________
                                   (Name of Bank)
________________________________________________________________________________________
  Address of Bank or Branch (Street, City, State and Zip)

  Please honor pre-authorized checks drawn on my account by Seligman Data Corp., 100 Park Avenue, New York, N.Y. 10017, to the order of the Fund(s) designated below:

  ____________________________________   $ ___________   ||Monthly   ||Quarterly
  Fund Name

  ____________________________________   $ ___________   ||Monthly   ||Quarterly
  Fund Name

  ____________________________________   $ ___________   ||Monthly   ||Quarterly
  Fund Name
  and charge them to my regular checking account.  Your authority to do so shall continue  until you  receive  written  notice  from me  revoking  it.  You may terminate your participation in this arrangement at any time by written notice to me. I agree that your  rights  with  respect to each  pre-authorized  check shall be the same as if it were a check  drawn  and  signed  by me. I  further agree  that  should  any such  check be  dishonored,  with or  without  cause, intentionally or inadvertently, you shall be under no liability whatsoever.
___________________________________   _________________________________________________
  Checking Account Number                Name(s) of Depositor(s) -- Please Print
                                     X__________________________________________________
                                      Signature(s) of Depositor(s) -- As Carried by Bank

                                     X__________________________________________________

--------------------------------------------------------------------------------
  To the Bank Designated above:
  Your  depositor(s)  named in the above form has instructed us to establish the
  Invest-A-Check(R) Service for his convenience. Under the terms of the Service, your depositor(s) has pre-authorized checks to be drawn against his account in a specific amount at regular intervals to the order of the designated Fund(s).
  Checks presented to you will be magnetic-ink  coded and will otherwise conform
  to   specifications  of  the  American  Bankers   Association.

  A letter of indemnification  addressed to you and signed by Seligman Financial
  Services, Inc., general distributor of the Seligman Mutual Funds, appears below.

  If there is anything we can do to help you in giving your depositor(s) this additional Service which he has requested, please let us know.

                                                             SELIGMAN DATA CORP.

                           INDEMNIFICATION AGREEMENT
  To the Bank designated above:
  SELIGMAN FINANCIAL SERVICES,  INC.,  distributor of the shares of the Seligman
  Mutual Funds, hereby agrees:
  (1) To indemnify  and hold you  harmless  against any loss,  damage,  claim or suit, and any costs or expenses reasonably  incurred in connection  therewith, either (a) arising as a  consequence  of your actions in  connection  with the execution  and  issuance  of any  check  or  draft,  whether  or not  genuine, purporting  to be executed by Seligman  Data Corp.  and received by you in the regular  course of business for the purpose of payment,  or (b) resulting from the  dishonor  of  any  such  check  or  draft,  with  or  without  cause  and
  intentionally  or   inadvertently,   even  though  such  dishonor  results  in
  suspension or termination of the  Invest-A-Check(R)  Service pursuant to which such checks or drafts are drawn.
  (2) To refund to you any amount  erroneously  paid by you on any such check or draft,  provided claim for any such payment is made within 12 months after the date of payment.
                       SELIGMAN FINANCIAL SERVICES, INC.
                                                           /S/Stephen J. Hodgdon
                                                                       President
________________________________________________________________________________



                                   MANAGED BY
                              [J&W SELIGMAN LOGO]
                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                        Investment Managers and Advisors
                                ESTABLISHED 1864

              SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES FUND
                                  A Series Of
                  SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.
                      STATEMENT OF ADDITIONAL INFORMATION
                                November 1, 1995


                                100 Park Avenue
                            New York, New York 10017
                     New York City Telephone (212) 850-1864
      Toll Free Telephone: (800) 221-2450 - all continental United States
     For Retirement Plan Information - Toll-Free Telephone: (800) 445-1777


         This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Seligman Henderson Global Growth Opportunities Fund (the "Fund"), a series of Seligman Henderson Global Fund Series, Inc. (the "Corporation"), dated November 1, 1995. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers. This Statement of Additional Information, although not in itself a Prospectus, is incorporated by reference into the Prospectus in its entirety.


         The Fund offers two classes of shares. Class A shares may be purchased at net asset value plus a sales load of up to 4.75%. Class D shares may be purchased at net asset value and are subject to a contingent deferred sales load ("CDSL") of 1% if redeemed within one year.

         Each Class A and Class D share represents an identical legal interest in the investment portfolio of the Fund and has the same rights except for certain extraordinary class expenses and except that Class D shares bear a higher distribution fee that generally will cause the Class D shares to have a higher expense ratio and pay lower dividends than Class A shares. Each Class has exclusive voting rights with respect to its distribution plan. Although holders of Class A and Class D shares have identical legal rights, the different expenses borne by each Class will result in different net asset values and dividends. The two classes also have different exchange privileges.


                               TABLE OF CONTENTS

                                                           Page


          Investment Objective, Policies and Risks....      2
          Investment Limitations......................      4
          Directors And Officers......................      5
          Management And Expenses.....................      9
          Administration, Shareholder Services
            And Distribution Plan.....................     11
          Portfolio Transactions......................     11
          Purchase And Redemption Of
            Fund Shares...............................     11
          Distribution Services.......................     14
          Valuation...................................     14
          Taxes.......................................     14
          Performance Information.....................     16
          General Information.........................     17
          Financial Statements........................     17
          Appendix A..................................     19
          Appendix B..................................     21

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

         The Fund seeks capital appreciation by investing primarily in equity securities of companies that have the potential to benefit from global economic or social trends that the Subadviser believes are reshaping the world as it moves towards to new millennium. There can be no assurance that the Fund will achieve its investment objective. The following information regarding the Fund's investment policies supplements the information contained in the Prospectus.

Purchasing Put Options on Securities. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This hedge protection is provided during the life of the put option since the Fund, as holder of the put option, can sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

         Because a purchased put option gives the purchaser a right and not an obligation, the purchaser is not required to exercise the option. If the underlying position incurs a gain, the Fund would let the put option expire resulting in a reduced profit on the underlying security equal to the cost of the put option. The cost of the put option is limited to the premium plus commission paid. The Fund's maximum financial exposure will be limited to these costs.

         The Fund may purchase options listed on public exchanges as well as over-the-counter. Options listed on an exchange are generally considered very liquid. OTC options are considered less liquid, and therefore, will only be considered where there is not a comparable listed option. Because options will be used solely for hedging and due to their relatively low cost and short duration, liquidity is not a significant concern.

         The Fund's ability to engage in option transactions may be limited by tax considerations.

Foreign Currency Transactions. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into. The Fund will generally enter into forward foreign currency exchange contracts to fix the US dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for, or, to hedge the US dollar value of securities it owns.

         The Fund may enter into a forward contract to sell or buy the amount of a foreign currency it believes may experience a substantial movement against the US dollar. In this case the contract would approximate the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Under normal circumstances, the Subadviser will limit forward currency contracts to not greater than 75% of the Fund's portfolio position in any one country or of the date the contract is entered into. This limitation will be measured at the point the hedging transaction is entered into by the Fund. The Executive Committee of the Fund will approve the entering into of forward currency contracts in excess of 75% of the Fund's portfolio position in any one country as of the date of the contract is entered into. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movement in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under certain circumstances, the Fund may commit a substantial portion or the entire value of its assets to the consummation of these contracts. The Subadviser will consider the effect a substantial commitment of its assets to forward contracts would have on the investment program of the Fund and its ability to purchase additional securities.

         Except as set forth above and immediately below, the Fund will also not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would oblige the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. The Fund in order to avoid excess transactions and transaction costs, may nonetheless maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in that currency provided the excess amount is "covered" by cash or liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. However, the Subadviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Fund will be served.

         At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, the Fund may use liquid, high-grade debt securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         The Fund's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into forward contracts with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Subadviser. It also should be realized that this method of hedging against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency.

         Investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Other Investment Policies

Borrowing. The Fund may from time to time borrow money for temporary, extraordinary or emergency purposes in an amount up to 5% of its total assets from banks at prevailing interest rates and invest the funds in additional securities. The Fund's borrowings are limited so that immediately after such borrowing the value of the Fund's assets (including borrowings) less its liabilities (not including borrowings) is at least three times the amount of the borrowings. Should the Fund, for any reason, have borrowings that do not meet the above test then within three business days, the Fund must reduce such borrowings so as to meet the foregoing test. Under these circumstances, the Fund may have to liquidate portfolio securities at a time when it is disadvantageous to do so. Gains made with additional funds borrowed will generally cause the net asset value of the Fund's shares to rise faster than could be the case without borrowings. Conversely, if investment results fail to cover the cost of borrowings, the net asset value of the Fund could decrease faster than if there had been no borrowings.

Lending of Portfolio Securities. The Fund may lend portfolio securities to certain institutional borrowers of securities and may invest the cash collateral and obtain additional income or receive an agreed upon amount of interest from the borrower. Loans made by the Fund will generally be short-term. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         Except as otherwise specifically noted above, the Fund's investment policies are not fundamental and the Board of Directors of the Fund may change such policies without the vote of a majority of the Fund's outstanding voting securities (as defined below).

Portfolio Turnover. The Fund may generally change its portfolio investments at any time in accordance with the Subadviser's appraisal of factors affecting any particular issuer or the market or economy in general. The Fund anticipates that its annual rate of portfolio turnover will not exceed 100%.

                             INVESTMENT LIMITATIONS

         Under the Fund's fundamental policies, which cannot be changed except by vote of a majority of the Fund's outstanding voting securities, the Fund may not:

 1. As to 75% of the value of its total assets, invest more than 5% of its total assets, at market value, in the securities of any one issuer (except securities issued or guaranteed by the US Government, its agencies or instrumentalities).

 2. Invest more than 25% of its total assets, at market value, in the securities of issuers principally engaged in the same industry (except securities issued or guaranteed by the US Government, its agencies or instrumentalities).

3. Own more than 10% of the outstanding voting securities of any issuer, or more than 10% of any class of securities of one issuer.

4. Invest more than 5% of the value of its total assets, at market value, in the securities of issuers which, with their predecessors, have been in business less than three years; provided, however, that securities guaranteed by a company that (including predecessors) has been in operation at least three continuous years shall be excluded from this limitation.

5. Purchase securities of open-end or closed-end investment companies, except as permitted by the Investment Company Act of 1940, as amended (the "1940 Act") and other applicable law.

6. Invest in warrants if, at the time of acquisition, the investment in warrants, valued at the lower of cost or market value, would exceed 5% of the Fund's net assets. For purposes of this restriction, warrants acquired by the Fund in units or attached to securities may be deemed to have been purchased without cost.

7. Make loans of money or securities other than (a) through the purchase of securities in accordance with the Fund's investment objective, (b) through repurchase agreements and (c) by lending portfolio securities in an amount not to exceed 33 1/3% of the Fund's total assets.


8. Issue senior securities or borrow money except from banks and then in amounts not in excess of 5% of its total assets, as described in the Prospectus and on page 3 herein.


9. Buy any securities or other property on margin (except for such short-term credits as are necessary for the clearance of transactions).

10.   Invest in companies for the purpose of exercising control or management.

11. Underwrite securities of other issuers except to the extent that the Fund may be deemed an underwriter when purchasing or selling portfolio securities.


12. Purchase or retain securities of any issuer (other than the shares of the Fund) if those officers and directors of the Fund and the officers and directors of the Manager or Subadviser, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.


13. Purchase or sell real estate (although it may purchase securities secured by real estate interests or interests therein, or issued by companies or investment trusts that invest in real estate or interests therein).

14.   Make short sales except short sales against-the-box.


         Although not a fundamental policy subject to shareholder vote, as long as the Fund's shares are registered in certain states, it shall not (i) invest in interests in oil, gas or other mineral exploration or development programs or in mineral leases, (ii) invest more than 2% of its assets in warrants not listed on the New York or American Stock Exchange, (iii) invest in real estate limited partnerships or (iv) invest in commodities or commodity futures contracts and options.


         Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (l) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             DIRECTORS AND OFFICERS

         Directors and officers of the Corporation, together with information as to their principal business occupations during the past five years are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

WILLIAM C. MORRIS*               Director,   Chairman   of  the   Board,   Chief
      (57)                       Executive Officer and Chairman of the Executive
                                 Committee

                                 Managing Director, Chairman and President, J. &
                                 W. Seligman & Co. Incorporated, investment managers and advisors; and Seligman Advisors, Inc., advisors; Chairman and Chief Executive Officer, the Seligman Group of Investment Companies; Chairman, Seligman Financial Services, Inc., distributor; Seligman Holdings, Inc., holding company; Seligman Services, Inc., broker/dealer; and Carbo Ceramics Inc., ceramic proppants for oil and gas industry; Director or Trustee, Seligman Data Corp. (formerly Union Data Service Center, Inc.), shareholder service agent; Daniel Industries, Inc., manufacturer of oil and gas metering equipment; Kerr-McGee Corporation, diversified energy company; and Sarah Lawrence College; and a Member of the Board of Governors of the Investment Company Institute; formerly, Chairman, Seligman Securities, Inc., broker/dealer; and J. & W. Seligman Trust Company, trust company.


BRIAN T. ZINO*                   Director, President and Member of the Executive
     (43)                        Committee

                                 Managing Director (formerly, Chief Administrative and Financial Officer), J. & W. Seligman & Co. Incorporated, investment managers and advisors; Director or Trustee and President, the Seligman Group of Investment Companies; Chairman, Seligman Data Corp., shareholder service agent; Director, Seligman Financial Services, Inc., distributor; Seligman Services, Inc., broker/dealer; Senior Vice President, Seligman Henderson Co., advisors; formerly, Director and Secretary, Chuo Trust - JWS Advisors, Inc., advisors; and Director, Seligman Securities, Inc., broker/dealer; and
                                 J. & W. Seligman Trust Company,  trust company.

FREDE.BROWN*                     Director
    (82)
                                 Director and Consultant, J. & W. Seligman & Co.
                                 Incorporated, investment managers and advisors;
                                 Director    or     Trustee,     Tri-Continental
                                 Corporation, closed-end investment company; and
                                 the  open-end   investment   companies  in  the
                                 Seligman   Group   of   Investment   Companies;
                                 Director,  Seligman Financial  Services,  Inc.,
                                 distributor;  Seligman Quality  Municipal Fund,
                                 Inc. and Seligman Select  Municipal Fund, Inc.,
                                 closed-end   investment   companies;   Seligman
                                 Services Inc., broker/dealer;  Trustee, Trudeau
                                 Institute,   nonprofit   bio-medical   research
                                 organization;  Lake Placid Center for the Arts,
                                 cultural  organization;  Lake Placid  Education
                                 Foundation,   education  foundation;  formerly,
                                 Director, J. & W. Seligman Trust Company, trust
                                 company;   and   Seligman   Securities,   Inc.,
                                 broker/dealer.


JOHN R. GALVIN                   Director
    (66)
                                 Dean  of  the   Fletcher   School  of  Law  and
                                 Diplomacy  at  Tufts  University;  Director  or
                                 Trustee,   the  Seligman  Group  of  Investment
                                 Companies;  Chairman of the American Council on
                                 Germany;  a Governor of the Center for Creative
                                 Leadership;   Director   of   USLIFE   and  the
                                 Institute for Defense Analysis;  and Consultant
                                 of   Thomson   CSF   (electronics).   Formerly,
                                 Ambassador U.S. State Department, Distinguished
                                 Policy  Analyst  at Ohio State  University  and
                                 Olin   Distinguished   Professor   of  National
                                 Security  Studies at the United Stated Military
                                 Academy.  From June 1987 to June  1992,  he was
                                 the Supreme  Allied  Commander,  Europe and the
                                 Commander-in-Chief,   United  Stated   European
                                 Command.  Tufts  University,   Packard  Avenue,
                                 Medford, MA 02155


ALICE S. ILCHMAN                 Director
         (60)
                                 President,  Sarah Lawrence College; Director or
                                 Trustee,   the  Seligman  Group  of  Investment
                                 Companies;     Chairman,     The    Rockefeller
                                 Foundation,  charitable foundation; Director or
                                 Trustee,   NYNEX  telephone  company;  and  the
                                 Committee for Economic  Development;  formerly,
                                 Trustee,  The Markle Foundation,  philanthropic
                                 organization;   and   Director,   International
                                 Research and Exchange Board,
                                 intellectual exchanges.
                                 Sarah Lawrence  College,  Bronxville,  New York
                                 10708


FRANK A. McPHERSON               Director
         (62)
                                 Chairman  of  the  Board  and  Chief  Executive
                                 Officer,  Kerr-McGee  Corporation;  Director or
                                 Trustee,   the  Seligman  Group  of  Investment
                                 Companies;  Chairman  of  Oklahoma  City Public
                                 Schools Foundation;  Director of Kimberly-Clark
                                 Corporation;  Baptist Medical Center;  American
                                 Petroleum  Institute;  Bank of Oklahoma Holding
                                 Company;  Oklahoma  City  Chamber of  Commerce;
                                 Oklahoma  Chapter  of the  Nature  Conservancy;
                                 Oklahoma  Medical Research  Foundation;  United
                                 Way  Advisory  Board;   and  a  Member  of  The
                                 Business   Roundtable  and  National  Petroleum
                                 Council.
                                 Kerr-McGee   Corporation,   P.O.   Box   25861,
                                 Oklahoma City, OK 73102

JOHN E. MEROW*                   Director
         (65)
                                 Partner   (formerly,    Chairman   and   Senior
                                 Partner),   Sullivan  &  Cromwell,   law  firm;
                                 Director  or  Trustee,  the  Seligman  Group of
                                 Investment  Companies;   Commonwealth  Aluminum
                                 Corp;  Municipal  Art Society of New York;  the
                                 U.S. Council for International Business and the
                                 U.S.-New  Zealand Council;  Chairman,  American
                                 Australian Association;  Member of the Board of
                                 Governors of Foreign Policy Association and New
                                 York Hospital.
                                 125 Broad Street,  New York, NY 10004


BETSY S. MICHEL                  Director
    (53)
                                 Attorney;  Director  or Trustee,  the  Seligman
                                 Group   of   Investment   Companies;   National
                                 Association of Independent Schools (Washington,
                                 D.C.),  education;  Chairman  of the  Board  of
                                 Trustees of St. George's School (Newport,  RI).
                                 St. Bernard's Road, P.O. Box 449, Gladstone, NJ
                                 07934

JAMES C. PITNEY                  Director
     (69)
                                 Partner,  Pitney,  Hardin,  Kipp &  Szuch,  law
                                 firm;  Director or Trustee,  the Seligman Group
                                 of   Investment   Companies;   Public   Service
                                 Enterprise Group, public utility.
                                 Park Avenue at Morris  County,  P.O.  Box 1945,
                                 Morristown, NJ 07962-1945


JAMES Q. RIORDAN                 Director
    (68)
                                 Director,  Various  Corporations;  Director  or
                                 Trustee,   the  Seligman  Group  of  Investment
                                 Companies;  The Brooklyn  Museum;  The Brooklyn
                                 Union Gas Company;  The  Committee for Economic
                                 Development;  Dow  Jones  & Co.,  Inc.;  Public
                                 Broadcasting Service; formerly,  Co-Chairman of
                                 the  Policy  Council  of  the  Tax  Foundation;
                                 Director and Vice Chairman,  Mobil Corporation;
                                 Director, Tesoro Petroleum Companies, Inc.; and
                                 Director and  President,  Bekaert  Corporation.
                                 675 Third  Avenue,  Suite  3004,  New York,  NY
                                 10017


RONALD T. SCHROEDER*             Director, Member of the Executive Committee
         (47)
                                 Director,    Managing    Director   and   Chief
                                 Investment  Officer,  J.  & W.  Seligman  & Co.
                                 Incorporated, investment managers and advisors;
                                 Managing Director and Chief Investment Officer,
                                 Seligman Advisors, Inc., advisors;  Director or
                                 Trustee   and   Chief    Investment    Officer,
                                 Tri-Continental     Corporation,     closed-end
                                 investment company and the open-end  investment
                                 companies in the Seligman  Group of  Investment
                                 Companies;  Director  and  President,  Seligman
                                 Holdings,  Inc.,  holding  company;   Director,
                                 Seligman Financial Services, Inc., distributor;
                                 Seligman Data Corp., shareholder service agent;
                                 Seligman  Quality   Municipal  Fund,  Inc.  and
                                 Seligman   Select    Municipal   Fund,    Inc.,
                                 closed-end   investment   companies;   Seligman
                                 Henderson Co., advisors; and Seligman Services,
                                 Inc., broker/dealer;  formerly,  Director, J. &
                                 W.  Seligman  Trust  Company,   trust  company;
                                 Seligman Securities,  Inc., broker/dealer;  and
                                 President of the Seligman  Group of  Investment
                                 Companies.

ROBERT L. SHAFER                 Director
         (63)
                                 Vice President,  Pfizer Inc.,  pharmaceuticals;
                                 Director  or  Trustee,  the  Seligman  Group of
                                 Investment  Companies;  and USLIFE Corporation,
                                 life insurance.
                                 235 East 42nd Street, New York, NY  10017

JAMES N. WHITSON                 Director
     (60)
                                 Executive  Vice   President,   Chief  Operating
                                 Officer  and  Director,   Sammons  Enterprises,
                                 Inc.;  Director  or  Trustee,  Red Man Pipe and
                                 Supply Company, piping and other materials; the
                                 Seligman   Group   of   Investment   Companies;
                                 Director,  C-SPAN.  300 Crescent  Court,  Suite
                                 700, Dallas, TX 75201

BRIAN ASHFORD-RUSSELL            Vice President
      (35)
                                 Portfolio  Manager,   Henderson  Administration
                                 Group plc; formerly,  Portfolio Manager, Touche
                                 Remnant & Co.


PAUL H. WICK                     Vice President
   (33)
                                 Managing  Director  (formerly,  Vice President,
                                 Investment  Officer),  J. & W.  Seligman  & Co.
                                 Incorporated, investment managers and advisors;
                                 Vice President and/or Portfolio Manager, four other open-end investment companies with the Seligman Group of Investment Companies; Senior
                                 Vice  President  and  Portfolio  Manager,  Chuo
                                 Trust-JWS Advisors,  Inc., advisors;  Portfolio
                                 Manager, Seligman Henderson Co., advisors.


LORIS MUZZATTI                   Vice President
    (38)

                                 Managing Director (formerly, Vice President) and Portfolio Manager), J. & W. Seligman & Co. Incorporated, investment managers and advisors; Vice President and/or Portfolio Manager, three other open-end investment companies in the Seligman Group of Investment Companies.

NITIN MEHTA                      Vice President
   (34)
                                 Portfolio  Manager,   Henderson  Administration
                                 Group   plc;   formerly,   Head   of   Currency
                                 Management  and  Derivatives  at Quorum Capital
                                 Management;  consultant,  International Finance
                                 Corporation  and Head of Equity  Investment  at
                                 Shearson Lehman Global Asset Management.

LAWRENCE P. VOGEL                Vice President
     (38)

                                 Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated, investment managers and advisors; Seligman Financial Services, Inc., distributor; and Seligman Advisors, Inc., advisors; Vice President (formerly, Treasurer), the Seligman Group of Investment Companies; Senior Vice President, Finance (formerly, Treasurer), Seligman Data Corp., shareholder service agent; Treasurer, Seligman Holdings, Inc., holding company; and Seligman Henderson Co., advisors; formerly, Senior Vice President, Seligman Securities, Inc., broker/dealer; Vice President, Finance,
                                 J. & W. Seligman Trust Company; and Senior Audit Manager, Price Waterhouse, independent accountants.


FRANK J. NASTA                   Secretary
    (31)
                                 Secretary,  the  Seligman  Group of  Investment
                                 Companies;   and  Seligman  Data  Corp.,   Vice
                                 President,  Law and  Regulation  and  Assistant
                                 General  Counsel,   J.  &  W.  Seligman  &  Co.
                                 Incorporated, investment managers and advisors;
                                 formerly, attorney, Seward & Kissel.

THOMAS G. ROSE                   Treasurer
    (37)
                                 Treasurer,  the  Seligman  Group of  Investment
                                 Companies; and Seligman Data Corp., shareholder
                                 service agent;  formerly,  Treasurer,  American
                                 Investors  Advisors,   Inc.  and  the  American
                                 Investors Family of Funds.

         The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available and to elect or appoint officers of the Corporation to serve until the next meeting of the Board.

                               Compensation Table

                                           Aggregate                   Pension or            Total Compensation
                                        Compensation             Retirement Benefits         from Registrant and
Name of Person,                         from Registrant          Accrued as part of          Fund Complex Paid
Postion with Registrant                      (1)                   Fund Expenses               to Directors (2)
-----------------------                 -------------            -----------------           --------------------
William C. Morris, Director                 N/A                        N/A                         N/A
Ronald T. Schroeder, Director               N/A                        N/A                         N/A
Fred E. Brown, Director                     N/A                        N/A                         N/A
Alice S. Ilchman, Director                $2,288.75                    N/A                      $67,000.00
John E. Merow, Director                   $2,288.75(d)                 N/A                      $66,000.00(d)
Betsy S. Michel, Director                 $2,288.75                    N/A                      $66,000.00
James C. Pitney, Director                 $2,284.75                    N/A                      $67,000.00
James Q. Riordan, Director                $2,288.75                    N/A                      $66,000.00
Robert L. Shafer, Director                $2,288.75                    N/A                      $66,000.00
James N. Whitson, Director                $2,288.75(d)                 N/A                      $66,000.00(d)
Brian T. Zino, Director                     N/A                        N/A                       N/A



(1) Based on remuneration received by Directors for the Corporation's other three series for the fiscal year ended October 31, 1994.

(2) As defined in the Fund's Prospectus, the Seligman Group of Investment Companies consists of seventeen investment companies.

(d) Deferred. The total amounts of deferred compensation (including interest) payable to Messrs. Merow, Pitney and Whitson as of October 31, 1994 were $5,593, $1,517 and $3,405, respectively. Mr. Pitney no longer defers current compensation.

         The Corporation has a compensation arrangement under which outside directors may elect to defer receiving their fees. Under this arrangement, interest will be accrued on the deferred balances. The annual cost of such interest will be included in the directors' fees and expenses, and the accumulated balance thereof will be included in other liabilities in the Fund's financial statements. Directors and officers of the Corporation are also directors and officers of some or all of the other investment companies in the Seligman Group. No Directors or officers of the Corporation as a group owned directly or indirectly shares of the Fund's Class A or Class D capital stock as of October 15, 1995.

                            MANAGEMENT AND EXPENSES

         As indicated in the Prospectus, under the Management Agreement dated March 19, 1992, subject to the control of the Board of Directors, J. & W. Seligman & Co. Incorporated (the "Manager") administers the business and other affairs of the Fund. The Manager provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. The Manager pays all of the compensation of Directors of the Corporation who are employees, consultants and/or directors of the Manager and of the officers and employees of the Corporation. The Manager also provides senior management for Seligman Data Corp., the Fund's shareholder service agent. The Fund pays the Manager a management fee for its services, calculated daily and payable monthly, equal to 1.00% per annum of the daily net assets of the Fund of which .90% is paid to Seligman Henderson Co. (the "Subadviser").

         The Fund pays all its expenses other than those assumed by the Manager and the Subadviser, including brokerage commissions; administration, shareholder services and distribution fees; fees and expenses of independent attorneys and auditors; taxes and governmental fees, including fees and expenses of qualifying the Fund and its shares under Federal and State securities laws; cost of stock certificates and expenses of repurchase or redemption of shares; expenses of printing and distributing reports, notices and proxy materials to shareholders; expenses of printing and filing reports and other documents with governmental agencies; expenses of shareholders' meetings; expenses of corporate data processing and related services; shareholder recordkeeping and shareholder account services fees and disbursements of custodians; expenses of disbursing dividends and distributions; fees and expenses of Directors of the Fund not employed by (or serving as Director of) the Manager or its affiliates; insurance premiums; and extraordinary expenses such as litigation expenses. The Fund will be subject to certain state expense limitations, the most stringent of which currently requires reimbursement of total expenses (including the management fee, but excluding interest, taxes, brokerage commissions, distribution fees and extraordinary expenses) in any year that they exceed 2 1/2% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1 1/2% thereafter.

         The Management Agreement provides that the Manager will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Agreement.

         The Management Agreement was initially approved by the Board of Directors at a meeting held on March 19, 1992 and by the shareholders of the Corporation at their first meeting held on May 20, 1993. The Board of Directors approved the Management Agreement with respect to the Fund on September 21, 1995. The Management Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Management Agreement or interested persons of any such party) and (2) if the Manager has not notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Management Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to the Manager and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of the Management Agreement if continued use of the name would cause confusion in the context of the Manager's business.

         The Manager is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions and corporations. See Appendix B for further history of the Manager.

         Under the Subadvisory Agreement dated March 19, 1992, the Subadviser supervises and directs the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies. For these services the Subadviser is paid a fee as described above. The Subadvisory Agreement was approved by the Board of Directors at a meeting held on March 19, 1992 and by shareholders of the Corporation at their first meeting held on May 20, 1993. The Board of Directors approved the Subadvisory Agreement with respect to the Fund on September 21, 1995. The Subadvisory Agreement will continue in effect until December 31 of each year if such continuance is approved in the manner required by the 1940 Act (by a vote of a majority of the Board of Directors or of the outstanding voting securities of the Fund and by a vote of a majority of the Directors who are not parties to the Subadvisory Agreement or interested persons of any such party) and (2) if the Subadviser shall not have notified the Manager in writing at least 60 days prior to December 31 of any year that it does not desire such continuance. The Subadvisory Agreement may be terminated at any time by the Fund, on 60 days' written notice to the Subadviser. The Subadvisory Agreement will terminate automatically in the event of its assignment or upon the termination of the Management Agreement.

         The Subadviser is a New York general partnership formed by the Manager and Henderson International, Inc., a controlled affiliate of Henderson Administration Group plc. Henderson Administration Group plc, headquartered in London, is one of the largest independent money managers in Europe and currently manages approximately $18 billion.

           ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN

         As indicated in the Prospectus, the Fund has adopted an Administration, Shareholder Services and Distribution Plan for each Class (the "Plan") in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.


     The Plan was approved by the Board of Directors on September 21, 1995 including a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Qualified Directors") and was approved by the initial shareholders of the Fund on October 30, 1995. The Plan will continue in effect through December 31 of each year so long as such continuance is approved by a majority vote of both the Directors and the Qualified Directors of the Corporation, cast in person at a meeting called for the purpose of voting on such approval. The Plan may not be amended to increase materially the amounts payable to Service Organizations (as defined in the Fund's Prospectus) with respect to a Class without the approval of a majority of the outstanding voting securities of the Class and no material amendment to the Plan may be made except by a majority of both the Directors and Qualified Directors.


         The Plan requires that the Treasurer of the Corporation shall provide to the Directors and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. Rule 12b-1 also requires that the selection and nomination of Directors who are not "interested persons" of the Fund be made by such disinterested Directors.

                             PORTFOLIO TRANSACTIONS

         The Management Agreement recognizes that in the purchase and sale of portfolio securities of the Fund, the Manager and the Subadviser will seek the most favorable price and execution, and consistent with that policy, may give consideration to the research, statistical and other services furnished by brokers or dealers to the Manager and the Subadviser for their use as well as to the general attitude toward an support of investment companies demonstrated by such brokers or dealers. Such services include supplemental investment research, analysis and reports concerning issuers, industries and securities deemed by the Manager and Subadviser to be beneficial to the Fund. In addition, the Manager and Subadviser are authorized to place orders with brokers who provide supplemental investment and market research and statistical and economic analysis although the use of such brokers may result in a higher brokerage charge to the Fund than the use of such brokers selected solely on the basis of seeking the most favorable price and execution, although such research and analysis may be useful to the Manager and the Subadviser in connection with their services to clients other than the Fund.

         In over-the counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

         When two or more of the investment companies in the Seligman Group or other investment advisory clients of the Manager or the Subadviser desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by the Manager and the Subadviser in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

                     PURCHASE AND REDEMPTION OF FUND SHARES

         The Fund issues two classes of shares: Class A shares may be purchased at a price equal to the next determined net asset value per share, plus a sales load. Class D shares may be purchased at a price equal to the next determined net asset value without an initial sales load, but a CDSL may be charged on redemptions within one year of purchase. See "Alternative Distribution System," "Purchase Of Shares," and "Redemption Of Shares" in the Prospectus.

Class A Shares - Reduced Sales Loads

Reductions Available. Shares of any Seligman mutual fund sold with a front-end sales load in a continuous offering will be eligible for the following reductions:

         Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of Class A shares of the other mutual funds in the Seligman Group which are sold with a sales load, reaches levels indicated in the sales load schedule set forth in the Prospectus.

         The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and Class A shares of Seligman Capital Fund, Inc., Seligman Common Stock Fund. Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson International Fund, Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Tax-Exempt Fund, Inc., Seligman Pennsylvania Tax-Exempt Fund Series, Seligman Tax-Exempt Fund Series, Inc., or Seligman Tax-Exempt Series Trust that were sold with a sales load with the total net asset value of shares of those Seligman mutual funds already owned that were sold with a sales load and the total net asset value of shares of Seligman Cash Management Fund, Inc. which were acquired through an exchange of shares of another mutual fund in the Seligman Group on which there was a sales load at the time of purchase, to determine reduced sales loads in accordance with the schedule in the Prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund, Inc. acquired in an exchange of shares of another mutual fund in the Seligman Group on which there was a sales load at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Financial Services, Inc. ("SFSI") is notified by the investor or the dealer of the amount owned at the time the purchase is made and is furnished sufficient information to permit confirmation.

         A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced sales loads in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with a sales load of Seligman Capital Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Seligman Henderson International Fund, Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Tax-Exempt Fund, Inc., Seligman Pennsylvania Tax-Exempt Fund Series, Seligman Tax-Exempt Fund Series, Inc., or Seligman Tax-Exempt Series Trust already owned and the total net asset value of shares of Seligman Cash Management Fund, Inc. which were acquired through an exchange of shares of another mutual fund in the Seligman Group on which there was a sales load at the time of purchase. Reduced sales loads also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent. For more information concerning the terms of the letter of intent see "Terms and Conditions - Letter of Intent - Class A Shares Only" in the Prospectus.

Persons Entitled To Reductions. Reductions in sales loads apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code, organizations tax exempt under Section 501 (c)(3) or (13), and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

         1. Employees must authorize the employer, if requested by the Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectus, reports and other shareholder communications.

         2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

         3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales loads in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans," (i) which have at least $1 million invested in the Seligman Group of Investment Companies or (ii) of employers who have at least 100 eligible employees to whom such plan is made available or, regardless of the number of employees, if such plan is established or maintained by any dealer which has a sales agreement with SFSI. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp. Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from investment dealers or SFSI. The term "eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares.

Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value plus any applicable sales load), although the Fund does not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if the Manager determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales loads, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. In accordance with Texas securities regulations, should the Fund accept securities in payment for shares, such transactions would be limited to a bona-fide reorganization, statutory merger, or to other acquisitions of portfolio securities (except for municipal debt securities issued by state political subdivisions or their agencies or instrumentalities) which meet the investment objectives and policies of the Fund; are acquired for investment and not for resale; are liquid securities which are not restricted as to transfer either by law or liquidity of market; and have a value which is readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange or NASDAQ.

Further Types of Reductions. Class A shares may be issued without a sales load in connection with the acquisition of cash and securities owned by other investment companies and other personal holding companies, to financial institution trust departments, to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares, to accounts of financial institutions or broker/dealers that charge account management fees, pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund, to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act, to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with SFSI and shareholders of mutual funds with investment objectives and policies similar to the Fund's (as stated in the prospectus) who purchase shares with redemption proceeds of such funds and to certain unit investment trusts as described in the Prospectus.

         Class A shares may be sold at net asset value to present and retired Directors, trustees, officers, employees (and their spouses and minor children) of the Corporation, the other investment companies in the Seligman Group, the Manager and other companies affiliated with the Manager. Such sales also may be made to employee benefit plans and thrift plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by the Manager or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.

         Class A shares may be sold at net asset value to these persons since such shares require less sales effort and lower sales related expenses as compared with sales to the general public.

More About Redemptions. The procedures for redemption of Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the New York Stock Exchange during periods of emergency, or such other periods as ordered by the Securities and Exchange Commission. Under these circumstances, redemption proceeds may be made in securities, subject to the review of some state securities commissions. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                             DISTRIBUTION SERVICES

         SFSI, an affiliate of the Manager, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. As general distributor of the Fund's capital stock, SFSI allows commissions to all dealers, as indicated in the Prospectus, up to 4.25% on purchases to which the 4.75% sales load applies. Seligman Henderson Global Fund Series, Inc., on behalf of the Fund, and SFSI are parties to a Distributing Agreement dated January 1, 1993.

                                   VALUATION

         Net asset value per Fund share is determined as of the close of the New York Stock Exchange ("NYSE") (usually 4:00 p.m. New York City time), on each business day that the NYSE is open. Currently, the NYSE is closed on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value of class D shares will generally be lower than the net asset value of Class A shares as a result of the larger distribution fee with respect to Class D shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.

         The net asset value per share is determined by dividing the market value of the Fund's securities as of the close of trading plus any cash or other assets (including dividends and accrued interest receivable) less all liabilities (including accrued expenses), by the number of shares outstanding. Portfolio securities, including open short positions and options written, are valued at the last sale price on the securities exchange or securities market on which such securities primarily are traded. Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market on which they are traded. United Kingdom securities and securities for which there are not recent sales transactions are valued based on quotations provided by primary market make in such securities. Any securities for which recent market quotations are not readily available are valued at fair value as determined in accordance with procedures approved by the Board of Directors. Short-term obligations with less than sixty days remaining to maturity are generally valued at amortized cost. Short-term obligations with more than sixty days remaining to maturity will be valued at current market value until the sixtieth day prior to maturity, and will then be valued on an amortized cost basis based on the value on such date unless the Board determines that this amortized cost value does not represent fair market value. Expenses and fees, including the investment management fee, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares.

         Generally, trading in foreign securities, as well as US Government securities, money market instruments and repurchase agreements, is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE, which will not be reflected in the computation of net asset value. If during such periods events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in accordance with procedures approved by the Board of Directors.

         For purposes of determining the net asset value per share of the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into US dollars at the mean between the bid and offer prices of such currencies against US dollars quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

                                     TAXES

Foreign Income Taxes. Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

US Federal Income Taxes. The Fund intends for each taxable year to qualify for tax treatment as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification relieves the Fund of Federal income tax liability on that part of its net ordinary income and net realized capital gains which it pays out to its shareholders. Such qualification does not, of course, involve governmental supervision of management or investment practices or policies. Investors should consult their own counsel for a complete understanding of the requirements the Fund must meet to qualify for such treatment. The information set forth in the Prospectus and the following discussion relate solely to the US Federal income taxes on dividends and distributions by the Fund and assumes that the Fund qualifies as a regulated investment company. Investors should consult their own counsel for further details, including their possible entitlement to foreign tax credits that might be "passed through" to them under the rules described below, and the application of state and local tax laws to his or her particular situation.

         The Fund intends to declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% Federal excise tax imposed on certain undistributed income of regulated investment companies. The Fund will be required to pay the 4% excise tax to the extent it does not distribute to its shareholders during any calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Certain distributions of the Fund which are paid in January of a given year but are declared in the prior October, November or December to shareholders of record as of a specified date during such a month will be treated as having been distributed to shareholders and will be taxable to shareholders as if received in December.

         Dividends of net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. Since the Fund expects to derive a substantial portion of its gross income (exclusive of capital gains) from sources other than qualifying dividends, it is expected that only a portion of the Fund's dividends or distributions will qualify for the dividends received deduction for corporations.

         The excess of net long-term capital gains over the net short-term capital losses realized and distributed by the Fund to its shareholders will be taxable to the shareholders as long-term capital gains, irrespective of the length of time a shareholder may have held Fund shares. Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of such shares will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, such dividend or distribution, although in effect a return of capital, would be taxable to the shareholder as described above. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution taxable to the shareholder as a long-term capital gain, any loss recognized by the shareholder on the sale of those shares during that period will be treated as a long-term capital loss to the extent of the distribution.

         Dividends and distributions are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund's common stock.

         The Fund generally will be required to withhold tax at the rate of 31% with respect to distributions of net ordinary income and net realized capital gains payable to a noncorporate shareholder unless the shareholder certifies on his Account Application that the social security or taxpayer identification number provided is correct and that the shareholder has not been notified by the Internal Revenue Service that he is subject to backup withholding.

         Income received by the Fund from sources within various foreign countries may be subject to foreign income tax. If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required: (i) to include in gross income, even though not actually received, their respective pro-rata shares of the Fund's gross income from foreign sources; and (ii) either to deduct their pro-rata share of foreign taxes in computing their taxable income, or to use it as a foreign tax credit against Federal income tax (but not both). No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions.

         Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to the limitation that the credit may not exceed the shareholder's US tax (determined without regard to the availability of the credit) attributable to his or her total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by the Fund from its foreign source income will be treated as foreign source income. The Fund's gains from the sale of securities will generally be treated as derived from US sources, however, and certain foreign currency gains and losses likewise will be treated as derived from US sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as the portion of dividends received from the Fund which qualifies as foreign source income. In addition, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Fund.

         The Fund intends for each taxable year to meet the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that the Fund will be able to do so. Each shareholder will be notified within 60 days after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of (i) the foreign taxes paid, and (ii) the Fund's gross income from foreign sources. Of course, shareholders who are not liable for Federal income taxes, such as retirement plans qualified under Section 401 of the Code, will not be affected by any such "pass through" of foreign tax credits.

Investments in Passive Foreign Investment Companies. If the Fund purchases shares in certain foreign investment entities, referred to as "passive foreign investment companies," the Fund itself may be subject to US Federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the distribution or gain is paid by the Fund as a dividend to its shareholders. If the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund," in lieu of the treatment described above, the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the company, whether or not distributed to the Fund.

Certain Foreign Currency Transactions. Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses increase or decrease the amount of the Fund's net investment income available to be distributed to its shareholders as ordinary income.

Options Transactions. A special "marked-to-market" system governs the taxation of "section 1256 contracts," which include certain listed options. The Fund may invest in such section 1256 contracts. In general, gain or loss on section 1256 contracts will be taken into account for tax purposes when actually realized. In addition, any section 1256 contracts held at the end of a taxable year will be treated as sold at fair market value (that is, marked-to-market), and the resulting gain or loss will be recognized for tax purposes. In general, gain or loss recognized by the Fund on the actual or deemed disposition of a section 1256 contract will be treated as 60% long-term and 40% short-term capital gain or loss, regardless of the period of time the section 1256 contract is actually held by the Fund. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed" straddle from the application of section 1256.

                            PERFORMANCE INFORMATION

         The Fund may from time to time advertise its total return and average annual total return in advertisements or in information furnished to present or prospective shareholders. Total return and average annual total return are computed separately for Class A and Class D shares. The amounts shall be computed by deducting the maximum sales load of 4.75% of the public offering price or CDSL of 1% for a one-year period or less, as applicable, assuming all of the dividends and distributions paid by the Fund over the relevant time period were reinvested, and redemption at the end of the applicable periods. The average annual total return will be determined by calculating the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

                              GENERAL INFORMATION

Capital Stock. The Board of Directors is authorized to classify or reclassify and issue any unissued capital stock of the Corporation into any number of series or classes without further action by shareholders. To date, shares of four series have been authorized, which shares constitute interests in the Fund, in Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund and Seligman Henderson International Fund. The 1940 Act requires that where more than one series or class exists, each series or class must be preferred over all other series or classes in respect of assets specifically allocated to such series or class.

         Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each class or series affected by such matter. Rule 18f-2 further provides that a class or series shall be deemed to be affected by a matter unless it is clear that the interests of each class or Series in the matter are substantially identical or that the matter does not affect any interest of such class or series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of directors from the separate voting requirements of the Rule.

Custodian and Recordkeeping Agent. Morgan Stanley Trust Company (NY), One Pierrepont Plaza, Brooklyn, New York 11201, serves as custodian for the Fund. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, maintains, under the general supervision of the Manager, certain accounting records and determines the net asset value for the Fund.


Accountants. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, New York 10281.


                              FINANCIAL STATEMENTS


              SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES FUND
                      STATEMENT OF ASSETS AND LIABILITIES

                                October 25, 1995


    ASSETS

       Cash.....................................................        $ 14.28
                                                                        -------

       Total Assets.............................................        $ 14.28
                                                                        -------


    LIABILITIES                                                               0
                                                                        -------

       Net assets (applicable to 2 shares of Capital Stock,
       $.001 par value; 500,000,000 shares authorized)............      $ 14.28
                                                                        =======

       Net Asset Value per Share:

       Class A ($7.14/1 Share)..................................        $  7.14
                                                                        =======

       Class D ($7.14/1 Share)..................................        $  7.14
                                                                        =======

Note 1.  Organization


      Seligman Henderson Global Growth Opportunities Fund (the "Fund") is a series of Seligman Henderson Global Fund Series, Inc. The Fund had no operations other than the sale and issuance of 2 shares of capital stock for $14.28 to J. &
W. Seligman & Co. Incorporated (the "Manager") on October 25, 1995.

Note 2.  Agreement

      Under the Management Agreement, the Fund will pay the Manager a management fee for its services, calculated daily and payable monthly, equal to 1.00% per annum of its average daily net assets, of which 0.90% is paid to Seligman Henderson Co. (the "Subadviser"), a 50% owned affiliate of the Manager.

Note 3.  Taxes

         The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable income. As such, the Fund will not be subject to federal income or excise taxes.


                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Shareholder of
  Seligman Henderson Global Growth Opportunities Fund:

         We have audited the accompanying statement of assets and liabilities of Seligman Henderson Global Growth Opportunities Fund (the "Fund") as of October 25, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

         In our opinion, such statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Seligman Henderson Global Growth Opportunities Fund as of October 25, 1995, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
New York, New York
October 25, 1995




         In addition, the Annual Reports to shareholders of the Corporation's other three series for the fiscal year ended October 31, 1994 and the Mid-Year Report to shareholders for the six months ended April 30, 1995 are incorporated by reference into this Statement of Additional Information. These Reports contain schedules of the investments of the Corporation's other three series as well as certain other financial information as of those dates. The Reports will be furnished without charge to investors who request copies of the Fund's Statement of Additional Information.

                                  APPENDIX A

Moody's Investors Service (Moody's)

         Debt Securities

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds and notes which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

         Ba: Bonds and notes which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds and notes in this class.

          B: Bonds and notes which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds and notes which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds and notes which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds and notes which are rated C are the lowest rated class of bonds or notes, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Commercial Paper

         Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicate the highest quality repayment ability of the rated issue.

         The designation "Prime-2" or "P-2" indicates that the issuer has a strong ability for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         Issues rated "Not Prime" do not fall within any of the Prime rating categories.

Standard & Poor's Corporation ("S&P")

         Debt Securities

         AAA: Debt issues rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt issues rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A: Debt issues rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although it is somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt issues rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC: Debt issues rated BB, B, CCC and CC are regarded on balance, as predominantly speculative with respect to capacity to pay interest and re-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

         C: The rating C is reserved for income bonds on which no interest is being paid.

         D: Debt issues rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

Commercial Paper

         S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

         A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

         B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

         C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

         D:  Debt rated "D" is in payment default.

         NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

         The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B

                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED

         Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.


         Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of
J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.



The Seligman Complex:


 ...Prior to 1900

o     Helps finance America's fledgling railroads through underwritings.
o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.
o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.
o Provides financial assistant to Mary Todd Lincoln and urges the Senate to award her a pension.
o     Is appointed U.S. Navy fiscal agent by President Grant.
o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o     Helps Congress finance the building of the Panama Canal

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufactoring, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company United Artists Theater Circuit and Victor Talking Machine Company.
o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund.
o     Establishes Investment Advisory Service.

 ...1940s

o     Helps shape the Investment Company Act of 1940.
o     Leads in the  purchase and  subsequent  sale to the public of Newport News
      Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.
o Assumes management of National Investors Corporation, today Seligman Growth Fund.
o     Establishes Whitehall Fund, Inc., today Seligman Income Fund.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 40 mutual fund portfolios.

o Helps pioneer state-specific, tax-exempt municipal bond funds, today managing a national and 18 state-specific tax-free funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s


o Introduces Seligman Select Municipal Fund and Seligman Quality Municipal Fund, two closed-end funds that invest in high quality municipal bonds.
o In 1991 establishes a joint venture with Henderson Administration Group plc, of London, known as Seligman Henderson Co., to offer global investment products.
o Introduces Seligman Frontier Fund, Inc. a small capitalization mutual fund.

o Launches Seligman Henderson Global Fund Series, Inc., which today offers four separate series: Seligman Henderson International Fund, Seligman Henderson Global Smaller Companies Fund, Seligman Henderson Global Technology Fund, Inc. and Seligman Henderson Global Growth Opportunities Fund.

PART C     OTHER INFORMATION

Item 24.   Financial Statements and Exhibits
           (a)      Financial Statements and Schedules:

           Part A   None

           Part B Certain required Financial Statements are included in each of the Registrant's other Series' Annual Reports to Shareholders, dated October 31, 1994, which are incorporated by reference in the Statement of Additional Information and are incorporated by reference from the Registrant's Post-Effective Amendment No. 14 (File No. 33-44186), filed on March 1, 1995. These Financial Statements are: Portfolios of Investments as of October 31, 1994; Statements of Assets and Liabilities as of October 31, 1994; Statements of Operations for year/period ended October 31, 1994; Statements of Changes in Net Assets for years ended October 31, 1994 and October 31, 1993 for the International Fund and Global Smaller Companies Fund; and for the period May 23, 1994 to October 31, 1994 for the Global Technology Fund; Notes to Financial Statements; Financial Highlights since commencement of operations of each Series through October 31, 1994; Report of Independent Auditors.

                    Other required Financial Statements are included in the Registrant's other Series' combined Mid-Year Report to shareholders dated April 30, 1995, which are incorporated by reference in the Statement of Additional Information and are incorporated by reference from the Registrant's Post-Effective Amendment No. 16 (File No. 33-44186), filed on August 17, 1995. These Financial Statements are:
                    Portfolios of Investments as of April 30, 1995; Statements of Assets and Liabilities as of April 30, 1995; Statements of Operations for six months ended April 30, 1995 and for the year/period ended October 31, 1994; Notes to Financial Statements; Financial Highlights since commencement of operations of each Series through April 30, 1995; Report of Independent Auditors.

                    The Fund's Statement of Assets and Liabilities as of October 25, 1995 is included in the Fund's Statement of Additional Information.

           (b)      Exhibits:   Exhibits   listed  below  are   incorporated  by
                    reference from the Registrant's initial Registration Statement and amendments filed thereto (File No. 33-44186). All Exhibits have been previously filed except Exhibits marked with an asterisk (*) which are incorporated herein.

(1) Articles of Amendment and Restatement of Articles of Incorporation of Seligman Henderson Global Fund Series, Inc. are incorporated by reference to Exhibit 1 of the Registrant's Post-Effective Amendment No. 14 filed on March 1, 1995.

(1a) Articles Supplementary to Articles of Incorporation of Registrant dated March 13, 1995, March 15, 1995 and April 19, 1995 are incorporated by reference to Exhibit 1a of the Registrant's Post-Effective Amendment No.
           16 filed on August 17, 1995.

(1b) Articles Supplementary to Articles of Incorporation of Registrant dated October 20, 1995.*

(1c) Articles Supplementary to Articles of Incorporation of Registrant dated October 22, 1995.*

(2) By-Laws of Registrant are incorporated by reference to Exhibit 2 of the Registrant's Registration Statement on Form N-1A, filed on November 26, 1991.

(3)        N/A

(4) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Henderson International Fund are incorporated by reference to Exhibit 4 of the Registrant's Post-Effective Amendment No. 6, filed on April 23, 1993 and Post-Effective Amendment No. 8, filed on September 21, 1993.

PART C  OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

(4a)       Specimen  Stock  Certificates  for  Class A and  Class D Shares  with respect to Seligman Henderson Global Smaller Companies Fund (formerly, Seligman Henderson Global Emerging Companies Fund) are incorporated by reference to Exhibit 4a to the Registrant's Post-Effective Amendment No. 10, filed on August 10, 1992.

(4b) Specimen Stock Certificates for Class A and Class D Shares with respect to Seligman Henderson Global Technology Fund are incorporated by reference to Exhibit 4b of the Registrant's Post-Effective Amendment No.
           11, filed on May 10, 1994.

(4c)       Specimen Stock Certificate for Class A and Class D Share with respect
           to  Seligman   Henderson   Global   Growth   Opportunities   Fund  is
           incorporated by reference to Form SE to be filed on October 30, 1995

(4d) Additional rights of security holders are set forth in Article FIFTH and SEVENTH of the Registrant's Articles of Incorporation and Articles I and IV of Registrant's By-Laws which are incorporated by reference to Exhibit 1a and Exhibit 2, respectively, of the Registrant's Registration Statement on Form N-1A, filed on November 26, 1991.

(5a) Amended Management Agreement between the Registrant and J. & W. Seligman & Co. Incorporated.*

(5b)       Subadvisory Agreement between the Manager and the Subadviser.*

(6) Distributing Agreement between the Registrant and Seligman Financial Services, Inc.*

(6a)       Sales  Agreement  between  Seligman  Financial  Services,   Inc.  and
           Dealers.*

(7a)       Directors Deferred  Compensation Plan is incorporated by reference to
           Exhibit 7a of the Registrant's Pre-Effective Amendment No. 2, filed on March 26, 1992.

(7b) Amendments to the Amended Retirement Income Plan of J. & W. Seligman & Co. Incorporated and Trust are incorporated by reference to Exhibit 7b of the Registrant's Post-Effective Amendment No. 11, filed on May 10, 1994.

(7c) Amendments to the Amended Employee's Thrift Plan of Union Data Service Center, Inc. and Trust are incorporated by reference to
           Exhibit 7c of the Registrant's Post-Effective Amendment No. 11, filed on May 10, 1994.

(8) Custodian Agreement between Registrant and Morgan Stanley Trust Company is incorporated by reference to Exhibit 8 of the Registrant's Pre-Effective Amendment No. 2, filed March 26, 1992.

(9) Recordkeeping Agreement between Registrant and Investors Fiduciary Trust Company is incorporated by reference to Exhibit 9 of the Registrant's Pre-Effective Amendment No. 2, filed on March 26, 1992.

(10)       Opinion and Consent of Counsel.*

(11)       Consent of Independent Auditors.*

(12)       N/A

(13a) Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson International Fund's Class A and Class D Shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 13a of the Registrant's Pre-Effective Amendment No. 2, filed on March 25, 1992 and Post-Effective Amendment No. 8, filed on September 21, 1993.

(13b) Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Global Smaller Companies Fund's Class A and Class D Shares and J. & W. Seligman & Co. Incorporated is incorporated by reference to Exhibit 13b of the Registrant's Post-Effective Amendment No. 6, filed on April 22, 1993. PART C. OTHER INFORMATION

Item 24    Financial Statements and Exhibits.

(13c) Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Global Technology Fund's Class A and D Shares and
           J. & W. Seligman & Co.  Incorporated  is incorporated by reference to
           Exhibit 13c of the Registrant's Post-Effective Amendment No. 11, filed on May 10, 1994.

(13d) Form of Purchase Agreement for Initial Capital between Registrant's Seligman Henderson Global Growth Opportunities Fund Class A and Class D Shares and J. & W. Seligman & Co. Incorporated.*

(14)       Copy of  Amended  Individual  Retirement  Account  Trust and  Related
           Documents  is   incorporated  by  reference  to  Exhibit  14  of  the
           Registrant's Pre-Effective Amendment No. 2, filed on March 26, 1992.

(14a) Copy of Amended Comprehensive Retirement Plans for Money Purchase and/or Prototype Profit Sharing Plan is incorporated by reference to
           Exhibit 14a of Seligman Tax-Exempt Fund Series, Inc. Post-Effective Amendment No. 24 (File No. 2-86008), filed on November 30, 1992.

(14b) Copy of Amended Basic Business Retirement Plans for Money Purchase and/or Profit Sharing Plans is Incorporated by reference to Exhibit 14b of Seligman Tax-Exempt Fund Series, Inc. Post-Effective Amendment No. 24 (File No. 2-86008), filed on November 30, 1992.

(14c) Copy of Amended 403(b)(7) Custodial Account Plan is incorporated by reference to Exhibit 14c of Seligman New Jersey Tax-Exempt Fund, Inc. Pre-Effective Amendment No. 1 (File No. 33-13401), filed on January 11, 1988.

(14d)      Copy  of  Amended   Simplified   Employee   Pension   Plan  (SEP)  is
           incorporated  by  reference  to  Exhibit  14d  of  the   Registrant's
           Post-Effective Amendment No. 3, filed on August 10, 1992.

(14e) Copy of the Seligman Family of Funds' (SARSEP) Salary Reduction and Other Elective Simplified Employee Pension-Individual Retirement Accounts Contribution Agreement (Under Section 408(k) of the Internal Revenue Code) is incorporated by reference to Exhibit 14e of the Registrant's Post-Effective Amendment No. 3, filed on August 10, 1992.

(15) Form of the Administration, Shareholder Services and Distribution Plan for each Series and amended form of Administration, Shareholder Services and Distribution Agreement of the Registrant.*

(16) Schedule for Computation of each Performance Quotation provided in Registration Statement in response to Item 22.

Item 25.   Persons Controlled by or Under Common Control with Registrant - None.

Item 26. Number of Holders of Securities - As of September 30, 1995, there were 1,863 recordholders of Class A shares of the Seligman Henderson International Fund; 6,263 holders of record of Class A shares of the Seligman Henderson Global Smaller Companies Fund; 37,143 recordholders of Class A shares of the Seligman Henderson Global
           Technology Fund; 4,525 recordholders of Class D shares of the Seligman Henderson Global Smaller Companies Fund; 2,038 recordholders of Class D shares of the Seligman Henderson International Fund; and 11,985 recordholders of Class D shares of the Seligman Henderson Global Technology Fund. As of the date of this Registration Statement, the Manager was the sole holder of each class of the Seligman Henderson Global Growth Opportunities Fund.

Item 27.   Indemnification   -   Incorporated   by  reference  to   Registrant's
           Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on February 18, 1992.

PART C.    OTHER INFORMATION

Item 28. Business and Other Connections of Investment Adviser - The Manager also serves as investment manager to sixteen other associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications & Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Tax-Exempt Fund, Inc., Seligman Pennsylvania Tax-Exempt Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Tax-Exempt Fund Series, Inc., Seligman Tax-Exempt Series Trust and Tri-Continental Corporation.

           The Subadviser also serves as subadviser to five other associated investment companies. They are Seligman Common Stock Fund, Inc., Seligman Growth Fund, Inc., Seligman Income Fund, Inc., the Global and Global Smaller Companies Portfolios of Seligman Portfolios, Inc. and Tri-Continental Corporation.

           The Manager and Subadviser has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 28 of officers and directors of the Manager and the Subadviser, respectively, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by the Manager and the Subadviser, respectively, pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15798 and SEC File No.
           801-40670 both of which were filed on March 30, 1995).

Item 29.   Principal Underwriters
     (a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser follow:

           Seligman  Capital Fund,  Inc.,  Seligman Cash Management  Fund, Inc.,
           Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman New Jersey Tax-Exempt Fund, Inc., Seligman Pennsylvania Tax-Exempt Fund Series, Seligman Portfolios, Inc., Seligman Tax-Exempt Fund Series, Inc., Seligman Tax-Exempt Series Trust.

     (b) Name of each director, officer or partner of each principal underwriter named in the answer to Item 21:


                                            Seligman Financial Services, Inc.
                                                    As of July 1, 1995
                 (1)                                         (2)                                             (3)
         Name and Principal                         Positions and Offices                           Positions and Offices
          Business Address                            with Underwriter                                 with Registrant
         William C. Morris*                          Director                                      Chairman  of the  Board
                                                                                                   and   Chief   Executive
                                                                                                   Officer
         Fred E. Brown*                              Director                                      Director
         Michael J. Del Priore*                      Director                                      None
         William H. Hazen*                           Director                                      None
         Thomas G. Moles*                            Director                                      None
         David F. Stein*                             Director                                      None
         David Watts*                                Director                                      None
         Brian T. Zino*                              Director                                      President and Director
         Stephen J. Hodgdon*                         President                                     None
         Mark R. Gordon                              Senior Vice President,                        None
                                                     Director of Marketing
         Gerald I. Cetrulo, III                      Senior Vice President of Sales                None
         140 West Parkway                            and Regional Sales Manager
         Pompton Plains, NJ  07444


PART C.    OTHER INFORMATION

                                            Seligman Financial Services, Inc.
                                                    As of July 1, 1995
                 (1)                                         (2)                                             (3)
         Name and Principal                         Positions and Offices                           Positions and Offices
          Business Address                            with Underwriter                                 with Registrant
         Brad Davis                                  Regional Vice President                       None
         241 110th Avenue SE
         Bellevue, WA  98004
         Jonathan G. Evans                           Regional Vice President                       None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326
         Susan Gutterud                              Regional Vice President                       None
         722 South Race
         Denver, CO  80209
         Bradley F. Hanson                           Senior Vice President of Sales                None
         9707 Xylon Court                            and Regional Sales Manager
         Bloomington, MN  55438
         Bradley W. Larson                           Senior Vice President of Sales                None
         367 Bryan Drive                             and Regional Sales Manager
         Danville, CA  94526
         Randy D. Lierman                            Regional Vice President                       None
         2627 R.D. Mize Road
         Independence, MO  64057
         Judith L. Lyon                              Regional Vice President                       None
         163 Haynes Bridge Rd, Ste. 205
         Alpharetta, GA  30201
         David Meyncke                               Regional Vice President                       None
         4718 Orange Grove Way
         Palm Harbor, FL  34684
         Herb W. Morgan                              Regional Vice President                       None
         11308 Monticook Court
         San Diego, CA  92127
         Melinda Nawn                                Regional Vice President                       None
         5850 Squire Hill Court
         Cincinnati, OH  45241
         Robert H. Ruhm                              Regional Vice President                       None
         44 Conrad Road
         Melrose, MA  02176
         Diane Snowden                               Regional Vice President                       None
         11 Thackery Lane
         Cherry Hill, NJ  08003
         Bruce Tuckey                                Regional Vice President                       None
         41644 Chattman Drive
         Novi, MI  48375
         D. Ian Valentine                            Senior Vice President of Sales                None
         307 Braehead Drive                          and Regional Sales Manager
         Fredericksburg, VA  22401
         Andrew Veasey                               Regional Vice President                       None
         14 Woodside
         Rumson, NJ  07760
         Todd Volkman                                Regional Vice President                       None
         4017 Azure
         Addison, TX  75244
         Kelli A. Dumser                             Regional Vice President                       None
         8618 Hornwood Court
         Charlotte, NC  28215



                                            Seligman Financial Services, Inc.
                                                    As of July 1, 1995
                 (1)                                         (2)                                             (3)
         Name and Principal                         Positions and Offices                           Positions and Offices
          Business Address                            with Underwriter                                 with Registrant
         James R. Besher                             Regional Vice President                       None
         14000 Margaux Lane
         Town & Country, MO  63017
         Lawrence P. Vogel*                          Senior Vice President - Finance               Vice President
         Helen Simon*                                Vice President                                None
         Marsha E. Jacoby*                           Vice President, National Accounts             None
                                                     Manager
         Vito Graziano*                              Assistant Secretary                           Assistant Secretary
         William W. Johnson*                         Vice President, Order Desk                    None
         Frank P. Marino*                            Assistant Vice President, Mutual
                                                     Fund Product Manager                          None
         Aurelia Lacsamana*                          Treasurer                                     None
         Frank J. Nasta*                             Secretary                                     Secretary


       * The principal business address of each of these directors and/or officers is 100 Park Avenue, NY, NY 10017.

       (c) Not applicable.

Item 30.   Location of Accounts and Records
           Custodian:       Morgan Stanley Trust Company
                            1 Pierrepont Plaza
                            Brooklyn New York  11201
           Recordkeeping:   Investors Fiduciary Trust Company
                            127 West 10th Street
                            Kansas City, Missouri  64105 and
                            Seligman Henderson Global Fund Series, Inc.
                            100 Park Avenue
                            New York, NY  10017

Item 31. Management Services - Seligman Data Corp., the Registrant's shareholder service agent, has an agreement with The Shareholder Services Group ("TSSG") pursuant to which TSSG provides a data processing system for certain shareholder accounting and recordkeeping functions performed by Seligman Data Corp. For the fiscal year ended October 31, 1994, the approximate cost of these services for each Series was:

           Seligman Henderson Global Smaller Companies Fund           $   12,389
           Seligman Henderson International Fund                      $    6,738
           Seligman Henderson Global Technology Fund*                 $      476

           *  for the period May 23, 1994 to October 31, 1994.

Item 32. Undertakings - The Registrant undertakes, (1) to file a post-effective amendment with financial statements within four to six months of the effective date of this Registration Statement on behalf of Seligman Henderson Global Growth Opportunities Fund under the Securities Act of 1933; (2) to furnish a copy of the Registrant's latest annual report, upon request and without charge, to every person to whom a prospectus is delivered and (3) if requested to do so by the holders of at least ten percent of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES



        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 26th day of October, 1995.

                                SELIGMAN HENDERSON GLOBAL FUND SERIES, INC.



                                 By:      /s/ William C. Morris
                                     -----------------------------------
                                        William C. Morris, Chairman*


       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to its Registration Statement has been signed below by the following persons in the capacities indicated on October 26, 1995.


        Signature                                          Title


/s/ Brian T. Zino                            Chairman of the Board (Principal
-------------------------------              executive officer) and Director
William C. Morris*



/s/ Brian T. Zino                            President and Director
-------------------------------
Brian T. Zino



/s/ Thomas G. Rose                           Treasurer (Principal financial and
-------------------------------              and accounting officer)
Thomas G. Rose




Fred E. Brown, Director                 )
Alice S. Ilchman, Director              )
John E. Merow, Director                 ) /s/ Brian T. Zino
                                          --------------------------------
Betsy S. Michel, Director               ) Brian T. Zino, Attorney-in-fact*
James C. Pitney, Director               )
James Q. Riordan, Director              )
Robert L. Shafer, Director              )
James N. Whitson, Director              )
Brian T. Zino, Director                 )